LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.69%
Aerospace & Defense–1.62%
†AAR Corp.	1,723	$96,471
†AeroVironment, Inc.	732	87,247
†AerSale Corp.	2,639	19,766
†Astronics Corp.	3,366	81,249
†Axon Enterprise, Inc.	615	323,459
†Boeing Co.	3,184	543,031
BWX Technologies, Inc.	3,496	344,880
†Byrna Technologies, Inc.	1,860	31,322
Cadre Holdings, Inc.	739	21,882
Curtiss-Wright Corp.	1,850	586,950
†Ducommun, Inc.	1,095	63,543
General Dynamics Corp.	3,401	927,045
General Electric Co.	4,375	875,656
HEICO Corp.	1,816	429,671
Hexcel Corp.	2,288	125,291
Howmet Aerospace, Inc.	8,161	1,058,727
Huntington Ingalls Industries, Inc.	1,759	358,906
†Innovative Solutions & Support, Inc.	1,699	10,687
†Kratos Defense & Security Solutions, Inc.	7,221	214,391
L3Harris Technologies, Inc.	3,347	700,561
Lockheed Martin Corp.	4,432	1,979,819
†Mercury Systems, Inc.	2,952	127,202
Moog, Inc. Class A	1,664	288,454
National Presto Industries, Inc.	415	36,483
Northrop Grumman Corp.	1,510	773,135
Park Aerospace Corp.	1,422	19,126
RTX Corp.	16,144	2,138,434
Textron, Inc.	6,314	456,187
TransDigm Group, Inc.	318	439,886
†Triumph Group, Inc.	2,183	55,317
†V2X, Inc.	700	34,335
Woodward, Inc.	2,515	458,962
		13,708,075
Air Freight & Logistics–0.54%
†Air Transport Services Group, Inc.	4,399	98,714
CH Robinson Worldwide, Inc.	6,303	645,427
Expeditors International of Washington, Inc.	5,175	622,294
FedEx Corp.	5,190	1,265,218
†GXO Logistics, Inc.	4,314	168,591
Hub Group, Inc. Class A	3,686	137,009
†Radiant Logistics, Inc.	4,220	25,953
United Parcel Service, Inc. Class B	14,166	1,558,118
		4,521,324
Automobile Components–0.37%
†Adient PLC	4,510	57,999
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†American Axle & Manufacturing Holdings, Inc.	7,274	$29,605
†Aptiv PLC	4,752	282,744
Autoliv, Inc.	4,792	423,852
BorgWarner, Inc.	12,525	358,841
†Cooper-Standard Holdings, Inc.	1,627	24,926
Dana, Inc.	5,837	77,807
†Dorman Products, Inc.	1,581	190,574
†Fox Factory Holding Corp.	1,929	45,023
Garrett Motion, Inc.	3,700	30,969
Gentex Corp.	11,351	264,478
†Gentherm, Inc.	1,650	44,121
†Goodyear Tire & Rubber Co.	13,734	126,902
LCI Industries	1,744	152,478
Lear Corp.	2,101	185,350
†Modine Manufacturing Co.	3,832	294,106
†Motorcar Parts of America, Inc.	2,131	20,245
Patrick Industries, Inc.	2,556	216,135
Phinia, Inc.	2,977	126,314
†QuantumScape Corp.	1,307	5,437
Standard Motor Products, Inc.	1,116	27,822
†Stoneridge, Inc.	2,012	9,235
†Strattec Security Corp.	351	13,851
†Visteon Corp.	1,029	79,871
†XPEL, Inc.	810	23,798
		3,112,483
Automobiles–0.55%
Ford Motor Co.	86,377	866,361
General Motors Co.	25,699	1,208,624
Harley-Davidson, Inc.	7,132	180,083
†Lucid Group, Inc.	17,187	41,592
†Rivian Automotive, Inc. Class A	7,819	97,347
†Tesla, Inc.	7,774	2,014,710
Thor Industries, Inc.	3,123	236,755
Winnebago Industries, Inc.	1,257	43,316
		4,688,788
Banks–5.50%
1st Source Corp.	1,869	111,785
ACNB Corp.	300	12,348
Amalgamated Financial Corp.	896	25,760
Amerant Bancorp, Inc.	828	17,090
Ameris Bancorp	4,264	245,478
Ames National Corp.	508	8,900
Arrow Financial Corp.	1,317	34,624
Associated Banc-Corp.	9,472	213,404
Atlantic Union Bankshares Corp.	6,009	187,120
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Axos Financial, Inc.	4,313	$278,275
BancFirst Corp.	2,190	240,615
†Bancorp, Inc.	3,418	180,607
Bank of America Corp.	75,218	3,138,847
Bank of Hawaii Corp.	2,642	182,219
Bank of Marin Bancorp	1,102	24,321
Bank of NT Butterfield & Son Ltd.	3,380	131,550
Bank OZK	7,291	316,794
Bank7 Corp.	716	27,738
BankFinancial Corp.	1,093	13,816
BankUnited, Inc.	5,824	200,579
Bankwell Financial Group, Inc.	404	12,193
Banner Corp.	1,939	123,650
Bar Harbor Bankshares	748	22,066
BayCom Corp.	1,762	44,350
BCB Bancorp, Inc.	920	9,071
Berkshire Hills Bancorp, Inc.	3,684	96,116
†Blue Foundry Bancorp	1,892	17,406
†Blue Ridge Bankshares, Inc.	816	2,660
BOK Financial Corp.	3,149	327,968
†Bridgewater Bancshares, Inc.	1,259	17,487
Brookline Bancorp, Inc.	6,793	74,044
Burke & Herbert Financial Services Corp.	226	12,681
Business First Bancshares, Inc.	727	17,702
Byline Bancorp, Inc.	1,200	31,392
C&F Financial Corp.	247	16,645
Cadence Bank	12,724	386,301
†California BanCorp	651	9,329
Camden National Corp.	1,173	47,471
Capital Bancorp, Inc.	649	18,386
Capital City Bank Group, Inc.	1,029	37,003
Capitol Federal Financial, Inc.	10,543	59,041
†Carter Bankshares, Inc.	1,205	19,497
Cathay General Bancorp	5,111	219,926
Central Pacific Financial Corp.	1,797	48,591
CF Bankshares, Inc.	455	10,028
Chemung Financial Corp.	348	16,554
Citigroup, Inc.	22,796	1,618,288
Citizens & Northern Corp.	830	16,700
Citizens Community Bancorp, Inc.	134	1,927
Citizens Financial Group, Inc.	10,761	440,878
Citizens Financial Services, Inc.	346	20,085
City Holding Co.	1,056	124,048
Civista Bancshares, Inc.	1,887	36,872
CNB Financial Corp.	1,363	30,327
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Coastal Financial Corp.	985	$89,054
Colony Bankcorp, Inc.	809	13,065
Columbia Banking System, Inc.	1,804	44,992
†Columbia Financial, Inc.	5,791	86,865
Comerica, Inc.	5,568	328,846
Commerce Bancshares, Inc.	7,201	448,118
Community Financial System, Inc.	3,521	200,204
Community Trust Bancorp, Inc.	1,576	79,367
Community West Bancshares	1,280	23,654
ConnectOne Bancorp, Inc.	3,369	81,900
Cullen/Frost Bankers, Inc.	1,764	220,853
†Customers Bancorp, Inc.	2,325	116,715
CVB Financial Corp.	8,489	156,707
Dime Community Bancshares, Inc.	3,418	95,294
Eagle Bancorp, Inc.	2,082	43,722
East West Bancorp, Inc.	7,326	657,582
Eastern Bankshares, Inc.	7,198	118,047
Enterprise Bancorp, Inc.	505	19,660
Enterprise Financial Services Corp.	2,260	121,452
Equity Bancshares, Inc. Class A	1,411	55,593
Esquire Financial Holdings, Inc.	464	34,976
ESSA Bancorp, Inc.	506	9,538
Evans Bancorp, Inc.	369	14,380
Farmers & Merchants Bancorp, Inc.	621	14,848
Farmers National Banc Corp.	1,405	18,335
FB Financial Corp.	3,337	154,703
Fidelity D&D Bancorp, Inc.	372	15,479
Fifth Third Bancorp	18,805	737,156
Financial Institutions, Inc.	1,236	30,851
Finward Bancorp	301	8,759
First BanCorp	11,732	224,902
First Bancorp, Inc.	400	9,888
First Bancorp/Southern Pines NC	2,305	92,523
First Bancshares, Inc.	1,446	48,889
First Bank	702	10,397
First Busey Corp.	5,359	115,754
First Business Financial Services, Inc.	400	18,860
First Capital, Inc.	402	15,336
First Citizens BancShares, Inc. Class A	435	806,542
First Commonwealth Financial Corp.	7,586	117,886
First Community Bankshares, Inc.	1,806	68,068
First Financial Bancorp	6,619	165,343
LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Financial Bankshares, Inc.	6,396	$229,744
First Financial Corp.	910	44,572
First Foundation, Inc.	3,162	16,411
First Hawaiian, Inc.	9,409	229,956
First Horizon Corp.	5,344	103,780
First Internet Bancorp	281	7,525
First Interstate BancSystem, Inc. Class A	5,713	163,677
First Merchants Corp.	3,427	138,588
First Mid Bancshares, Inc.	782	27,292
First of Long Island Corp.	2,890	35,691
First Savings Financial Group, Inc.	486	12,519
†First Seacoast Bancorp, Inc.	801	9,332
First United Corp.	461	13,839
†First Western Financial, Inc.	385	7,565
Five Star Bancorp	972	27,022
Flagstar Financial, Inc.	3,089	35,894
Flushing Financial Corp.	2,575	32,702
FNB Corp.	24,748	332,861
Franklin Financial Services Corp.	484	17,158
FS Bancorp, Inc.	364	13,836
Fulton Financial Corp.	10,167	183,921
†FVCBankcorp, Inc.	1,846	19,512
German American Bancorp, Inc.	1,832	68,700
Glacier Bancorp, Inc.	7,320	323,690
Great Southern Bancorp, Inc.	1,288	71,317
Guaranty Bancshares, Inc.	986	39,470
Hancock Whitney Corp.	5,726	300,329
Hanmi Financial Corp.	2,726	61,771
HarborOne Bancorp, Inc.	3,449	35,766
Hawthorn Bancshares, Inc.	432	12,195
HBT Financial, Inc.	668	14,970
Heritage Commerce Corp.	4,676	44,516
Heritage Financial Corp.	2,744	66,762
Hilltop Holdings, Inc.	4,920	149,814
Hingham Institution For Savings	65	15,457
Home Bancorp, Inc.	767	34,362
Home BancShares, Inc.	11,965	338,251
†HomeStreet, Inc.	1,444	16,953
HomeTrust Bancshares, Inc.	2,018	69,177
Hope Bancorp, Inc.	7,589	79,457
Horizon Bancorp, Inc.	3,992	60,199
Huntington Bancshares, Inc.	35,061	526,266
Independent Bank Corp.	5,232	265,818
International Bancshares Corp.	4,629	291,905
Investar Holding Corp.	619	10,901
JPMorgan Chase & Co.	33,608	8,244,042
Kearny Financial Corp.	3,902	24,427
KeyCorp	23,443	374,854
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Lakeland Financial Corp.	1,686	$100,216
Landmark Bancorp, Inc.	611	16,644
LCNB Corp.	779	11,521
Live Oak Bancshares, Inc.	3,428	91,390
M&T Bank Corp.	3,910	698,912
MainStreet Bancshares, Inc.	481	8,042
Mercantile Bank Corp.	1,549	67,289
Meridian Corp.	630	9,072
Metrocity Bankshares, Inc.	927	25,557
†Metropolitan Bank Holding Corp.	1,000	55,990
Mid Penn Bancorp, Inc.	517	13,395
Middlefield Banc Corp.	600	16,770
Midland States Bancorp, Inc.	2,021	34,600
MidWestOne Financial Group, Inc.	1,275	37,753
MVB Financial Corp.	505	8,747
National Bank Holdings Corp. Class A	1,818	69,575
National Bankshares, Inc.	222	5,912
NBT Bancorp, Inc.	3,590	154,011
Nicolet Bankshares, Inc.	736	80,195
Northeast Bank	600	54,924
Northeast Community Bancorp, Inc.	1,217	28,526
Northfield Bancorp, Inc.	4,576	49,924
Northrim BanCorp, Inc.	322	23,577
Northwest Bancshares, Inc.	9,475	113,889
Norwood Financial Corp.	355	8,580
Oak Valley Bancorp	1,718	42,881
OceanFirst Financial Corp.	3,787	64,417
OFG Bancorp	3,694	147,834
Ohio Valley Banc Corp.	303	7,893
Old National Bancorp	21,386	453,169
Old Point Financial Corp.	531	15,898
Old Second Bancorp, Inc.	1,033	17,189
OP Bancorp	1,114	13,390
†OptimumBank Holdings, Inc.	160	658
Orange County Bancorp, Inc.	440	10,292
Origin Bancorp, Inc.	1,422	49,301
Orrstown Financial Services, Inc.	843	25,298
Pacific Premier Bancorp, Inc.	5,733	122,228
Park National Corp.	1,191	180,317
Parke Bancorp, Inc.	739	13,923
Pathward Financial, Inc.	1,717	125,255
PCB Bancorp	642	12,012
Peapack-Gladstone Financial Corp.	1,320	37,488
Penns Woods Bancorp, Inc.	878	24,505
Peoples Bancorp of North Carolina, Inc.	800	21,792
Peoples Bancorp, Inc.	2,814	83,463
LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Peoples Financial Services Corp.	603	$26,815
Pinnacle Financial Partners, Inc.	3,691	391,394
†Pioneer Bancorp, Inc.	1,588	18,595
Plumas Bancorp	367	15,880
PNC Financial Services Group, Inc.	4,830	848,969
†Ponce Financial Group, Inc.	1,139	14,431
Popular, Inc.	4,537	419,083
Preferred Bank	1,120	93,699
Primis Financial Corp.	1,601	15,642
Princeton Bancorp, Inc.	477	14,572
Prosperity Bancshares, Inc.	4,571	326,232
†Provident Bancorp, Inc.	1,300	14,924
Provident Financial Services, Inc.	8,464	145,327
QCR Holdings, Inc.	1,366	97,423
RBB Bancorp	1,258	20,757
Red River Bancshares, Inc.	400	20,660
Regions Financial Corp.	23,030	500,442
Renasant Corp.	4,113	139,554
Republic Bancorp, Inc. Class A	1,308	83,477
Richmond Mutual BanCorp, Inc.	246	3,149
Riverview Bancorp, Inc.	1,450	8,192
S&T Bancorp, Inc.	3,057	113,262
Sandy Spring Bancorp, Inc.	3,595	100,480
SB Financial Group, Inc.	200	4,164
Seacoast Banking Corp. of Florida	3,281	84,420
ServisFirst Bancshares, Inc.	3,116	257,382
Shore Bancshares, Inc.	1,726	23,370
Sierra Bancorp	1,304	36,356
Simmons First National Corp. Class A	7,801	160,155
SmartFinancial, Inc.	542	16,845
South Plains Financial, Inc.	621	20,568
†Southern First Bancshares, Inc.	419	13,793
Southern Missouri Bancorp, Inc.	664	34,541
Southern States Bancshares, Inc.	652	23,309
Southside Bancshares, Inc.	2,708	78,424
SouthState Corp.	6,056	562,118
Stellar Bancorp, Inc.	2,888	79,882
†Sterling Bancorp, Inc.	1,968	9,525
Stock Yards Bancorp, Inc.	1,461	100,897
Synovus Financial Corp.	9,521	445,012
Territorial Bancorp, Inc.	299	2,506
†Texas Capital Bancshares, Inc.	2,530	188,991
TFS Financial Corp.	7,410	91,810
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Third Coast Bancshares, Inc.	784	$26,162
Timberland Bancorp, Inc.	400	12,060
Tompkins Financial Corp.	1,112	70,034
Towne Bank	4,814	164,591
TriCo Bancshares	2,055	82,138
†Triumph Financial, Inc.	1,337	77,279
Truist Financial Corp.	15,133	622,723
TrustCo Bank Corp.	1,470	44,806
Trustmark Corp.	4,607	158,895
U.S. Bancorp	18,867	796,565
UMB Financial Corp.	4,512	456,163
United Bankshares, Inc.	8,773	304,160
United Community Banks, Inc.	5,327	149,848
United Security Bancshares	2,131	19,094
Unity Bancorp, Inc.	845	34,391
Univest Financial Corp.	2,727	77,338
USCB Financial Holdings, Inc.	1,035	19,210
Valley National Bancorp	26,937	239,470
Veritex Holdings, Inc.	2,371	59,204
Virginia National Bankshares Corp.	307	11,077
WaFd, Inc.	4,981	142,357
Washington Trust Bancorp, Inc.	1,505	46,444
Webster Financial Corp.	8,066	415,802
Wells Fargo & Co.	44,820	3,217,628
WesBanco, Inc.	7,781	240,900
West BanCorp, Inc.	758	15,115
Westamerica BanCorp	1,867	94,526
Western Alliance Bancorp	5,374	412,884
Western New England Bancorp, Inc.	1,120	10,416
William Penn Bancorp	914	9,981
Wintrust Financial Corp.	3,133	352,337
WSFS Financial Corp.	4,317	223,923
Zions Bancorp NA	7,368	367,368
		46,454,552
Beverages–1.11%
†Boston Beer Co., Inc. Class A	359	85,744
Brown-Forman Corp. Class A	8,438	285,597
†Celsius Holdings, Inc.	3,129	111,455
Coca-Cola Co.	43,598	3,122,489
Coca-Cola Consolidated, Inc.	532	718,200
Constellation Brands, Inc. Class A	2,982	547,257
Keurig Dr. Pepper, Inc.	12,956	443,354
MGP Ingredients, Inc.	1,309	38,458
Molson Coors Beverage Co. Class B	5,486	333,933
†Monster Beverage Corp.	5,398	315,891
National Beverage Corp.	4,024	167,157
LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
PepsiCo, Inc.	21,008	$3,149,939
†Vita Coco Co., Inc.	837	25,654
		9,345,128
Biotechnology–2.05%
†2seventy bio, Inc.	1,762	8,704
†4D Molecular Therapeutics, Inc.	1,916	6,189
AbbVie, Inc.	25,380	5,317,618
†Acumen Pharmaceuticals, Inc.	2,758	3,034
†Adicet Bio, Inc.	1,731	1,307
†ADMA Biologics, Inc.	5,200	103,168
†Adverum Biotechnologies, Inc.	579	2,530
†Aldeyra Therapeutics, Inc.	4,058	23,334
†Alector, Inc.	1,703	2,095
†Alkermes PLC	7,678	253,528
†Allogene Therapeutics, Inc.	7,123	10,400
†Alnylam Pharmaceuticals, Inc.	1,209	326,454
Amgen, Inc.	9,334	2,908,008
†Anika Therapeutics, Inc.	1,049	15,766
†Arcturus Therapeutics Holdings, Inc.	271	2,870
†Arcus Biosciences, Inc.	4,104	32,216
†Avidity Biosciences, Inc.	2,484	73,328
†Beam Therapeutics, Inc.	1,208	23,592
†Biogen, Inc.	2,985	408,467
†BioMarin Pharmaceutical, Inc.	2,850	201,467
†Caribou Biosciences, Inc.	3,735	3,410
†Catalyst Pharmaceuticals, Inc.	2,500	60,625
†Celcuity, Inc.	961	9,716
†Cogent Biosciences, Inc.	2,478	14,843
†Cullinan Therapeutics, Inc.	2,469	18,690
†Day One Biopharmaceuticals, Inc.	1,142	9,056
†Denali Therapeutics, Inc.	3,237	44,007
†Design Therapeutics, Inc.	1,353	5,223
†Dynavax Technologies Corp.	3,870	50,194
†Editas Medicine, Inc.	2,173	2,521
†Emergent BioSolutions, Inc.	3,148	15,299
†Enanta Pharmaceuticals, Inc.	1,564	8,633
†Exact Sciences Corp.	2,539	109,913
†Exelixis, Inc.	13,346	492,734
†Fate Therapeutics, Inc.	2,609	2,061
†Generation Bio Co.	2,510	1,017
Gilead Sciences, Inc.	26,876	3,011,456
†GRAIL, Inc.	249	6,359
†Halozyme Therapeutics, Inc.	4,947	315,668
†HilleVax, Inc.	1,380	2,001
†Incyte Corp.	2,494	151,012
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Insmed, Inc.	1,584	$120,843
†Intellia Therapeutics, Inc.	1,899	13,502
†Kalaris Therapeutics, Inc.	135	1,084
†KalVista Pharmaceuticals, Inc.	745	8,597
†Keros Therapeutics, Inc.	477	4,861
†Kiniksa Pharmaceuticals International PLC	1,095	24,320
†Kodiak Sciences, Inc.	240	673
†Krystal Biotech, Inc.	1,336	240,881
†Kura Oncology, Inc.	1,765	11,649
†Kymera Therapeutics, Inc.	977	26,740
†LENZ Therapeutics, Inc.	632	16,249
†Lineage Cell Therapeutics, Inc.	4,300	1,942
†MacroGenics, Inc.	2,522	3,203
†MediciNova, Inc.	6,693	9,772
†MeiraGTx Holdings PLC	2,724	18,469
†MiMedx Group, Inc.	2,928	22,253
†Moderna, Inc.	4,054	114,931
†Monte Rosa Therapeutics, Inc.	1,541	7,150
†Myriad Genetics, Inc.	4,356	38,638
†Natera, Inc.	617	87,250
†Neurocrine Biosciences, Inc.	1,790	197,974
†Nurix Therapeutics, Inc.	1,279	15,195
†Olema Pharmaceuticals, Inc.	2,287	8,599
†Organogenesis Holdings, Inc.	1,728	7,465
†=PDL BioPharma, Inc.	12,718	6,613
†PMV Pharmaceuticals, Inc.	2,465	2,687
†Prothena Corp. PLC	2,185	27,039
†Puma Biotechnology, Inc.	3,378	9,999
†RAPT Therapeutics, Inc.	1,100	1,342
†Recursion Pharmaceuticals, Inc. Class A	207	1,095
Regeneron Pharmaceuticals, Inc.	912	578,418
†REGENXBIO, Inc.	2,597	18,569
†Relay Therapeutics, Inc.	5,091	13,338
†Replimune Group, Inc.	2,843	27,719
†Rocket Pharmaceuticals, Inc.	1,401	9,345
†Sage Therapeutics, Inc.	2,104	16,727
†Sangamo Therapeutics, Inc.	8,751	5,739
†Sarepta Therapeutics, Inc.	1,046	66,756
†Shattuck Labs, Inc.	2,704	2,569
†Stoke Therapeutics, Inc.	1,500	9,975
†Sutro Biopharma, Inc.	1,578	1,027
†Twist Bioscience Corp.	505	19,826
†United Therapeutics Corp.	889	274,052
†Vanda Pharmaceuticals, Inc.	3,572	16,395
†Veracyte, Inc.	3,746	111,069
†Vericel Corp.	871	38,864
†Vertex Pharmaceuticals, Inc.	1,777	861,525
†Verve Therapeutics, Inc.	1,676	7,659
†Vir Biotechnology, Inc.	5,566	36,068
LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Voyager Therapeutics, Inc.	1,748	$5,908
†Werewolf Therapeutics, Inc.	1,614	1,569
†Whitehawk Therapeutics, Inc.	1,704	3,033
†Xencor, Inc.	3,216	34,218
†Y-mAbs Therapeutics, Inc.	1,554	6,884
†Zentalis Pharmaceuticals, Inc.	2,690	4,277
		17,281,057
Broadline Retail–2.10%
†1stdibs.com, Inc.	2,522	7,667
†Amazon.com, Inc.	80,972	15,405,733
†Coupang, Inc.	10,671	234,015
Dillard's, Inc. Class A	727	260,360
eBay, Inc.	17,791	1,204,984
†Etsy, Inc.	2,104	99,267
Kohl's Corp.	6,087	49,792
Macy's, Inc.	12,975	162,966
†Ollie's Bargain Outlet Holdings, Inc.	2,449	284,966
†QVC Group, Inc.	26,054	5,239
		17,714,989
Building Products–1.21%
A.O. Smith Corp.	7,432	485,756
AAON, Inc.	2,793	218,217
Advanced Drainage Systems, Inc.	4,570	496,530
Allegion PLC	3,804	496,270
†American Woodmark Corp.	1,121	65,948
Apogee Enterprises, Inc.	1,507	69,819
Armstrong World Industries, Inc.	3,181	448,139
†AZEK Co., Inc.	3,729	182,311
AZZ, Inc.	1,791	149,746
†Builders FirstSource, Inc.	5,441	679,799
Carlisle Cos., Inc.	1,768	602,004
Carrier Global Corp.	10,035	636,219
CSW Industrials, Inc.	829	241,670
Fortune Brands Innovations, Inc.	5,662	344,703
†Gibraltar Industries, Inc.	1,628	95,498
Griffon Corp.	2,779	198,698
†Hayward Holdings, Inc.	9,286	129,261
Insteel Industries, Inc.	1,555	40,896
†Janus International Group, Inc.	851	6,127
†JELD-WEN Holding, Inc.	5,308	31,689
Johnson Controls International PLC	11,723	939,130
Lennox International, Inc.	964	540,640
Masco Corp.	4,092	284,558
†Masterbrand, Inc.	8,775	114,601
Owens Corning	3,284	469,021
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Quanex Building Products Corp.	2,203	$40,954
†Resideo Technologies, Inc.	9,867	174,646
Simpson Manufacturing Co., Inc.	1,976	310,390
Tecnoglass, Inc.	2,696	192,899
Trane Technologies PLC	1,720	579,502
†Trex Co., Inc.	5,817	337,968
UFP Industries, Inc.	3,773	403,862
Zurn Elkay Water Solutions Corp.	5,645	186,172
		10,193,643
Capital Markets–3.35%
Acadian Asset Management, Inc.	2,470	63,874
Affiliated Managers Group, Inc.	2,097	352,359
Ameriprise Financial, Inc.	3,718	1,799,921
ARES Management Corp. Class A	716	104,973
Artisan Partners Asset Management, Inc. Class A	4,953	193,662
Associated Capital Group, Inc. Class A	251	9,618
B Riley Financial, Inc.	150	581
Bank of New York Mellon Corp.	12,378	1,038,143
BGC Group, Inc. Class A	17,890	164,051
Blackrock, Inc.	1,200	1,135,776
Blackstone, Inc.	1,653	231,056
Carlyle Group, Inc.	8,434	367,638
Cboe Global Markets, Inc.	2,564	580,208
Charles Schwab Corp.	19,020	1,488,886
CME Group, Inc.	3,001	796,135
Cohen & Steers, Inc.	2,732	219,243
†Coinbase Global, Inc. Class A	2,101	361,855
Diamond Hill Investment Group, Inc.	308	43,995
DigitalBridge Group, Inc.	3,985	35,148
Dominari Holdings, Inc.	700	2,800
†Donnelley Financial Solutions, Inc.	1,851	80,907
Evercore, Inc. Class A	1,614	322,348
FactSet Research Systems, Inc.	1,141	518,744
Federated Hermes, Inc.	6,284	256,199
Franklin Resources, Inc.	11,369	218,853
Goldman Sachs Group, Inc.	3,780	2,064,976
Hamilton Lane, Inc. Class A	937	139,304
Houlihan Lokey, Inc.	2,512	405,688
Interactive Brokers Group, Inc. Class A	494	81,801
Intercontinental Exchange, Inc.	5,547	956,858
LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Invesco Ltd.	17,695	$268,433
Janus Henderson Group PLC	10,713	387,275
Jefferies Financial Group, Inc.	9,882	529,379
KKR & Co., Inc.	5,125	592,501
Lazard, Inc.	2,575	111,498
LPL Financial Holdings, Inc.	2,880	942,163
MarketAxess Holdings, Inc.	898	194,282
Moody's Corp.	1,427	664,540
Morgan Stanley	17,917	2,090,376
Morningstar, Inc.	1,184	355,046
MSCI, Inc.	578	326,859
Nasdaq, Inc.	12,420	942,181
Northern Trust Corp.	5,451	537,741
†Open Lending Corp. Class A	5,162	14,247
Oppenheimer Holdings, Inc. Class A	765	45,617
Piper Sandler Cos.	1,038	257,071
PJT Partners, Inc. Class A	676	93,207
Raymond James Financial, Inc.	4,881	678,020
†Robinhood Markets, Inc. Class A	18,490	769,554
S&P Global, Inc.	2,521	1,280,920
SEI Investments Co.	6,387	495,823
Silvercrest Asset Management Group, Inc. Class A	997	16,311
State Street Corp.	7,100	635,663
Stifel Financial Corp.	5,283	497,976
†StoneX Group, Inc.	2,799	213,788
T. Rowe Price Group, Inc.	5,474	502,896
Tradeweb Markets, Inc. Class A	2,207	327,651
U.S. Global Investors, Inc. Class A	2,448	5,532
Victory Capital Holdings, Inc. Class A	2,310	133,680
Virtu Financial, Inc. Class A	5,162	196,775
Virtus Investment Partners, Inc.	420	72,391
Westwood Holdings Group, Inc.	439	7,112
WisdomTree, Inc.	10,540	94,017
		28,316,125
Chemicals–1.95%
AdvanSix, Inc.	2,562	58,029
Air Products & Chemicals, Inc.	2,155	635,553
Albemarle Corp.	2,615	188,332
†Alto Ingredients, Inc.	4,791	5,462
American Vanguard Corp.	2,114	9,302
Ashland, Inc.	3,342	198,147
†Aspen Aerogels, Inc.	2,207	14,103
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Avient Corp.	6,532	$242,729
†Axalta Coating Systems Ltd.	14,806	491,115
Balchem Corp.	1,569	260,454
Cabot Corp.	3,948	328,237
Celanese Corp.	2,955	167,755
CF Industries Holdings, Inc.	8,984	702,100
Chemours Co.	1,030	13,936
Corteva, Inc.	12,005	755,475
Dow, Inc.	20,406	712,577
DuPont de Nemours, Inc.	9,282	693,180
Eastman Chemical Co.	4,406	388,213
Ecolab, Inc.	2,496	632,786
†Ecovyst, Inc.	6,127	37,987
Element Solutions, Inc.	15,224	344,215
FMC Corp.	2,470	104,209
Hawkins, Inc.	1,570	166,294
HB Fuller Co.	3,432	192,604
Huntsman Corp.	8,323	131,420
†Ingevity Corp.	1,015	40,184
Innospec, Inc.	1,414	133,976
International Flavors & Fragrances, Inc.	6,197	480,949
†Intrepid Potash, Inc.	1,283	37,707
Koppers Holdings, Inc.	1,060	29,680
Kronos Worldwide, Inc.	4,954	37,056
Linde PLC	7,161	3,334,448
†LSB Industries, Inc.	3,136	20,666
LyondellBasell Industries NV Class A	10,225	719,840
Mativ Holdings, Inc.	2,848	17,743
Minerals Technologies, Inc.	2,394	152,187
Mosaic Co.	11,514	310,993
NewMarket Corp.	588	333,073
Northern Technologies International Corp.	1,639	17,062
Olin Corp.	5,546	134,435
Orion SA	1,957	25,304
PPG Industries, Inc.	5,978	653,694
Quaker Chemical Corp.	243	30,037
†Rayonier Advanced Materials, Inc.	7,464	42,918
RPM International, Inc.	4,361	504,480
Sensient Technologies Corp.	2,141	159,355
Sherwin-Williams Co.	3,982	1,390,475
Stepan Co.	1,226	67,479
Tronox Holdings PLC	8,735	61,494
Westlake Corp.	2,453	245,374
		16,454,823
Commercial Services & Supplies–0.98%
ABM Industries, Inc.	4,513	213,736
ACCO Brands Corp.	7,956	33,336
Acme United Corp.	172	6,813
†ACV Auctions, Inc. Class A	1,930	27,194
Brady Corp. Class A	2,770	195,673
LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†BrightView Holdings, Inc.	3,756	$48,227
Brink's Co.	2,807	241,851
†Casella Waste Systems, Inc. Class A	2,417	269,520
†CECO Environmental Corp.	1,187	27,064
†Cimpress PLC	912	41,250
Cintas Corp.	5,024	1,032,583
Civeo Corp.	630	14,490
†Clean Harbors, Inc.	3,977	783,867
†Copart, Inc.	8,539	483,222
Deluxe Corp.	3,259	51,525
†Driven Brands Holdings, Inc.	5,238	89,779
Ennis, Inc.	1,765	35,459
†Enviri Corp.	5,387	35,823
†=GCI Liberty, Inc.	5,698	0
†Healthcare Services Group, Inc.	4,016	40,481
HNI Corp.	2,783	123,426
Interface, Inc.	3,770	74,797
†Liquidity Services, Inc.	1,758	54,515
Matthews International Corp. Class A	1,679	37,341
MillerKnoll, Inc.	3,111	59,544
†Montrose Environmental Group, Inc.	388	5,533
MSA Safety, Inc.	1,382	202,725
NL Industries, Inc.	2,090	16,511
†OPENLANE, Inc.	8,508	164,034
†Perma-Fix Environmental Services, Inc.	1,952	14,191
†Pursuit Attractions & Hospitality, Inc.	1,218	43,105
Quad/Graphics, Inc.	4,623	25,195
†Quest Resource Holding Corp.	2,058	5,351
Republic Services, Inc.	3,442	833,515
Rollins, Inc.	8,554	462,173
Steelcase, Inc. Class A	5,268	57,737
Tetra Tech, Inc.	9,705	283,871
UniFirst Corp.	1,034	179,916
Veralto Corp.	1,877	182,914
Vestis Corp.	4,936	48,866
VSE Corp.	1,374	164,866
Waste Management, Inc.	6,782	1,570,101
		8,282,120
Communications Equipment–0.79%
†Applied Optoelectronics, Inc.	1,210	18,574
†Arista Networks, Inc.	4,170	323,092
†Aviat Networks, Inc.	797	15,279
†Calix, Inc.	1,776	62,942
†Cambium Networks Corp.	1,400	988
†Ciena Corp.	5,181	313,088
Cisco Systems, Inc.	54,029	3,334,130
†Clearfield, Inc.	826	24,549
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Comtech Telecommunications Corp.	2,049	$3,278
†Digi International, Inc.	1,498	41,689
†F5, Inc.	2,057	547,717
†Genasys, Inc.	2,022	4,590
†Harmonic, Inc.	6,256	59,995
Juniper Networks, Inc.	15,147	548,170
†KVH Industries, Inc.	2,253	11,918
†Lumentum Holdings, Inc.	2,780	173,305
Motorola Solutions, Inc.	1,946	851,978
†NETGEAR, Inc.	2,066	50,534
†NetScout Systems, Inc.	4,399	92,423
Network-1 Technologies, Inc.	11	14
†Ribbon Communications, Inc.	9,487	37,189
†Viavi Solutions, Inc.	13,191	147,607
		6,663,049
Construction & Engineering–0.68%
AECOM	4,158	385,571
†Ameresco, Inc. Class A	1,816	21,937
†API Group Corp.	5,216	186,524
Arcosa, Inc.	2,983	230,049
Argan, Inc.	567	74,373
†Bowman Consulting Group Ltd.	429	9,365
†Cadeler AS ADR	454	8,926
Comfort Systems USA, Inc.	1,631	525,720
Concrete Pumping Holdings, Inc.	5,143	28,081
†Construction Partners, Inc. Class A	2,150	154,520
†Dycom Industries, Inc.	2,115	322,199
EMCOR Group, Inc.	1,184	437,642
†Everus Construction Group, Inc.	3,233	119,912
†Fluor Corp.	7,505	268,829
Granite Construction, Inc.	2,572	193,929
†Great Lakes Dredge & Dock Corp.	4,650	40,455
†IES Holdings, Inc.	1,179	194,665
†Limbach Holdings, Inc.	231	17,203
†MasTec, Inc.	4,249	495,901
†Matrix Service Co.	2,351	29,223
†MYR Group, Inc.	457	51,682
†Northwest Pipe Co.	539	22,261
†Orion Group Holdings, Inc.	1,150	6,015
Primoris Services Corp.	3,772	216,551
Quanta Services, Inc.	3,076	781,858
†Sterling Infrastructure, Inc.	2,101	237,854
†Tutor Perini Corp.	4,056	94,018
Valmont Industries, Inc.	1,274	363,561
WillScot Holdings Corp.	8,923	248,059
		5,766,883
LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.28%
Eagle Materials, Inc.	2,323	$515,544
†Knife River Corp.	3,233	291,649
Martin Marietta Materials, Inc.	1,479	707,154
†Smith-Midland Corp.	532	16,529
U.S. Lime & Minerals, Inc.	1,385	122,406
Vulcan Materials Co.	3,144	733,495
		2,386,777
Consumer Finance–1.02%
Ally Financial, Inc.	14,400	525,168
American Express Co.	9,752	2,623,776
†Atlanticus Holdings Corp.	351	17,954
Bread Financial Holdings, Inc.	3,301	165,314
Capital One Financial Corp.	4,731	848,268
†Credit Acceptance Corp.	393	202,926
Discover Financial Services	5,600	955,920
†Encore Capital Group, Inc.	1,918	65,749
†Enova International, Inc.	1,922	185,588
†EZCORP, Inc. Class A	4,961	73,026
FirstCash Holdings, Inc.	2,903	349,289
†Green Dot Corp. Class A	3,291	27,776
†LendingClub Corp.	7,603	78,463
†LendingTree, Inc.	222	11,160
Navient Corp.	12,007	151,648
Nelnet, Inc. Class A	1,924	213,429
†NerdWallet, Inc. Class A	1,355	12,263
OneMain Holdings, Inc.	8,064	394,168
†PRA Group, Inc.	2,475	51,034
PROG Holdings, Inc.	2,966	78,896
Regional Management Corp.	567	17,072
SLM Corp.	14,620	429,389
†SoFi Technologies, Inc.	15,747	183,138
Synchrony Financial	15,408	815,700
†World Acceptance Corp.	783	99,089
		8,576,203
Consumer Staples Distribution & Retail–2.22%
Albertsons Cos., Inc. Class A	14,742	324,177
Andersons, Inc.	1,469	63,064
†BJ's Wholesale Club Holdings, Inc.	6,678	761,960
Casey's General Stores, Inc.	2,190	950,548
†Chefs' Warehouse, Inc.	2,397	130,541
Costco Wholesale Corp.	5,078	4,802,671
Dollar General Corp.	4,851	426,548
†Dollar Tree, Inc.	4,926	369,795
†Grocery Outlet Holding Corp.	3,739	52,271
†HF Foods Group, Inc.	2,646	12,965
Ingles Markets, Inc. Class A	547	35,626
Kroger Co.	34,974	2,367,390
Natural Grocers by Vitamin Cottage, Inc.	1,933	77,707
†Performance Food Group Co.	6,896	542,232
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
PriceSmart, Inc.	1,820	$159,887
SpartanNash Co.	2,442	49,475
†Sprouts Farmers Market, Inc.	5,886	898,439
Sysco Corp.	10,911	818,761
Target Corp.	12,199	1,273,088
†U.S. Foods Holding Corp.	10,600	693,876
†United Natural Foods, Inc.	3,773	103,342
Village Super Market, Inc. Class A	880	33,449
Walgreens Boots Alliance, Inc.	13,596	151,867
Walmart, Inc.	40,335	3,541,010
Weis Markets, Inc.	1,433	110,413
		18,751,102
Containers & Packaging–0.76%
Amcor PLC	38,673	375,128
AptarGroup, Inc.	3,230	479,267
Ardagh Metal Packaging SA	4,030	12,171
Avery Dennison Corp.	3,229	574,665
Ball Corp.	9,481	493,676
Berry Global Group, Inc.	8,664	604,834
Crown Holdings, Inc.	6,510	581,083
Graphic Packaging Holding Co.	21,397	555,466
Greif, Inc. Class A	1,934	109,393
International Paper Co.	8,869	473,161
Myers Industries, Inc.	3,079	36,732
†O-I Glass, Inc.	8,101	92,918
Packaging Corp. of America	3,479	688,912
Pactiv Evergreen, Inc.	2,300	41,423
†Ranpak Holdings Corp.	874	4,737
Sealed Air Corp.	5,125	148,112
Silgan Holdings, Inc.	7,200	368,064
Smurfit WestRock PLC	8,446	380,577
Sonoco Products Co.	6,343	299,643
TriMas Corp.	3,116	73,008
		6,392,970
Distributors–0.16%
A-Mark Precious Metals, Inc.	1,222	31,002
Genuine Parts Co.	5,038	600,227
LKQ Corp.	7,912	336,577
Pool Corp.	1,296	412,582
Weyco Group, Inc.	507	15,453
		1,395,841
Diversified Consumer Services–0.42%
ADT, Inc.	20,450	166,463
†Adtalem Global Education, Inc.	2,932	295,077
†American Public Education, Inc.	1,456	32,498
†Bright Horizons Family Solutions, Inc.	2,461	312,645
LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
Carriage Services, Inc.	1,652	$64,015
†Chegg, Inc.	7,787	4,977
†Coursera, Inc.	6,556	43,663
†Frontdoor, Inc.	3,903	149,953
Graham Holdings Co. Class B	230	220,998
†Grand Canyon Education, Inc.	1,648	285,137
H&R Block, Inc.	5,272	289,486
†Laureate Education, Inc.	6,158	125,931
†Lincoln Educational Services Corp.	1,828	29,010
OneSpaWorld Holdings Ltd.	3,672	61,653
Perdoceo Education Corp.	4,748	119,555
Service Corp. International	9,506	762,381
Strategic Education, Inc.	1,317	110,575
†Stride, Inc.	2,788	352,682
†Udemy, Inc.	4,933	38,280
†Universal Technical Institute, Inc.	3,313	85,078
		3,550,057
Diversified Telecommunication Services–0.97%
†Anterix, Inc.	1,166	42,676
AT&T, Inc.	125,523	3,549,790
ATN International, Inc.	1,118	22,707
†Bandwidth, Inc. Class A	2,154	28,217
†Frontier Communications Parent, Inc.	11,913	427,200
†Globalstar, Inc.	678	14,143
IDT Corp. Class B	1,774	91,024
Iridium Communications, Inc.	4,748	129,715
†Liberty Global Ltd. Class A	3,371	39,286
†Liberty Latin America Ltd. Class A	15,472	96,396
Shenandoah Telecommunications Co.	3,690	46,383
†Sunrise Communications AG Class A ADR	674	32,548
Verizon Communications, Inc.	81,842	3,712,353
		8,232,438
Electric Utilities–1.02%
ALLETE, Inc.	2,439	160,242
Alliant Energy Corp.	4,703	302,638
American Electric Power Co., Inc.	3,298	360,373
Constellation Energy Corp.	1,799	362,732
Duke Energy Corp.	4,427	539,961
Edison International	6,178	364,008
Entergy Corp.	6,890	589,026
Evergy, Inc.	4,491	309,654
Eversource Energy	3,599	223,534
Exelon Corp.	6,430	296,294
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
FirstEnergy Corp.	10,192	$411,961
Genie Energy Ltd. Class B	1,295	19,490
†Hawaiian Electric Industries, Inc.	4,111	45,015
IDACORP, Inc.	1,690	196,412
MGE Energy, Inc.	1,792	166,584
NextEra Energy, Inc.	9,866	699,401
NRG Energy, Inc.	7,919	755,948
OGE Energy Corp.	5,679	261,007
Otter Tail Corp.	1,231	98,936
PG&E Corp.	19,013	326,643
Pinnacle West Capital Corp.	2,967	282,607
Portland General Electric Co.	3,574	159,400
PPL Corp.	12,952	467,697
Southern Co.	6,267	576,251
TXNM Energy, Inc.	2,892	154,664
Xcel Energy, Inc.	6,584	466,081
		8,596,559
Electrical Equipment–0.80%
Acuity, Inc.	1,507	396,868
Allient, Inc.	1,137	24,991
†American Superconductor Corp.	1,700	30,838
AMETEK, Inc.	5,313	914,580
Atkore, Inc.	1,322	79,307
Eaton Corp. PLC	3,010	818,208
Emerson Electric Co.	4,635	508,181
EnerSys	2,594	237,559
†Fluence Energy, Inc.	1,964	9,525
†FuelCell Energy, Inc.	107	491
GE Vernova, Inc.	1,334	407,244
†Generac Holdings, Inc.	1,111	140,708
Hubbell, Inc.	1,486	491,732
LSI Industries, Inc.	457	7,769
†NEXTracker, Inc. Class A	1,018	42,899
nVent Electric PLC	8,529	447,090
†Plug Power, Inc.	10,899	14,714
Powell Industries, Inc.	1,009	171,863
Preformed Line Products Co.	449	62,900
Regal Rexnord Corp.	3,222	366,825
Rockwell Automation, Inc.	2,883	744,910
Sensata Technologies Holding PLC	1,784	43,298
†Shoals Technologies Group, Inc. Class A	3,328	11,049
†Sunrun, Inc.	9,039	52,969
†Thermon Group Holdings, Inc.	1,686	46,955
†Ultralife Corp.	2,766	14,881
Vertiv Holdings Co. Class A	8,482	612,400
†Vicor Corp.	594	27,787
		6,728,541
LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–1.42%
Advanced Energy Industries, Inc.	2,367	$225,599
†Airgain, Inc.	1,525	5,139
Amphenol Corp. Class A	12,752	836,404
†Arrow Electronics, Inc.	3,492	362,574
Avnet, Inc.	6,028	289,886
Badger Meter, Inc.	1,025	195,006
Bel Fuse, Inc. Class B	886	66,326
Belden, Inc.	2,450	245,612
Benchmark Electronics, Inc.	2,494	94,847
CDW Corp.	2,787	446,645
Climb Global Solutions, Inc.	332	36,772
†Coda Octopus Group, Inc.	2,420	15,101
Cognex Corp.	4,550	135,726
†Coherent Corp.	3,251	211,120
Corning, Inc.	20,441	935,789
Crane NXT Co.	3,186	163,760
CTS Corp.	2,254	93,654
†Daktronics, Inc.	2,615	31,851
†Data I/O Corp.	7,146	17,508
†ePlus, Inc.	1,924	117,422
†Fabrinet	1,742	344,062
†FARO Technologies, Inc.	842	22,987
†Flex Ltd.	16,245	537,385
†Identiv, Inc.	1,421	4,533
†Insight Enterprises, Inc.	1,479	221,835
†IPG Photonics Corp.	1,909	120,534
†Itron, Inc.	2,486	260,433
Jabil, Inc.	5,337	726,206
†Key Tronic Corp.	304	784
†Keysight Technologies, Inc.	3,967	594,138
†Kimball Electronics, Inc.	2,160	35,532
†Knowles Corp.	6,423	97,630
Littelfuse, Inc.	1,254	246,712
Methode Electronics, Inc.	2,176	13,883
†Mirion Technologies, Inc.	2,916	42,282
Napco Security Technologies, Inc.	1,100	25,322
†nLight, Inc.	1,778	13,815
†Novanta, Inc.	1,226	156,769
†OSI Systems, Inc.	1,009	196,089
†PAR Technology Corp.	1,037	63,610
PC Connection, Inc.	2,018	125,963
†Plexus Corp.	1,738	222,690
†Powerfleet, Inc. NJ	2,100	11,529
Richardson Electronics Ltd.	916	10,222
†Rogers Corp.	803	54,227
†Sanmina Corp.	3,814	290,550
†ScanSource, Inc.	1,716	58,361
†SmartRent, Inc.	6,461	7,818
TD SYNNEX Corp.	3,860	401,286
TE Connectivity PLC	5,077	717,482
†Teledyne Technologies, Inc.	1,192	593,270
†Trimble, Inc.	5,938	389,830
†TTM Technologies, Inc.	6,628	135,940
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	5,367	$85,335
†Vishay Precision Group, Inc.	600	14,454
Vontier Corp.	8,718	286,386
†Zebra Technologies Corp. Class A	1,112	314,207
		11,970,832
Energy Equipment & Services–0.71%
Archrock, Inc.	9,631	252,717
Baker Hughes Co.	23,663	1,039,989
†Bristow Group, Inc.	1,323	41,780
Cactus, Inc. Class A	2,654	121,633
ChampionX Corp.	10,411	310,248
Core Laboratories, Inc.	2,200	32,978
†DMC Global, Inc.	551	4,639
†Expro Group Holdings NV	5,471	54,382
†Forum Energy Technologies, Inc.	380	7,642
†Geospace Technologies Corp.	1,182	8,522
†Gulf Island Fabrication, Inc.	6,318	40,814
Halliburton Co.	35,161	892,035
†Helix Energy Solutions Group, Inc.	9,426	78,330
Helmerich & Payne, Inc.	1,423	37,169
†Innovex International, Inc.	2,477	44,487
Liberty Energy, Inc.	8,157	129,125
†Mammoth Energy Services, Inc.	2,622	5,349
†Nabors Industries Ltd.	576	24,025
†Natural Gas Services Group, Inc.	679	14,918
Noble Corp. PLC	1,193	28,274
NOV, Inc.	15,674	238,558
†NPK International, Inc.	12,475	72,480
†Oceaneering International, Inc.	6,032	131,558
†Oil States International, Inc.	5,610	28,891
†ProPetro Holding Corp.	3,633	26,703
Ranger Energy Services, Inc. Class A	1,723	24,449
RPC, Inc.	11,712	64,416
Schlumberger NV	24,376	1,018,917
†SEACOR Marine Holdings, Inc.	1,843	9,326
†Seadrill Ltd.	1,698	42,450
Select Water Solutions, Inc.	9,056	95,088
Solaris Energy Infrastructure, Inc. Class A	2,100	45,696
TechnipFMC PLC	17,349	549,790
†TETRA Technologies, Inc.	6,409	21,534
†Tidewater, Inc.	2,167	91,599
†Transocean Ltd.	37,899	120,140
LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Valaris Ltd.	2,932	$115,110
Weatherford International PLC	2,918	156,259
		6,022,020
Entertainment–0.95%
†Atlanta Braves Holdings, Inc. Class A	1,864	75,200
Cinemark Holdings, Inc.	7,781	193,669
Electronic Arts, Inc.	3,894	562,761
†Eventbrite, Inc. Class A	2,663	5,619
†IMAX Corp.	3,593	94,675
†Liberty Media Corp.-Liberty Formula One Class A	5,244	467,597
†Liberty Media Corp.-Liberty Live Class A	2,366	160,581
†Lions Gate Entertainment Corp. Class A	9,396	78,917
†Live Nation Entertainment, Inc.	2,936	383,383
†Madison Square Garden Entertainment Corp.	1,336	43,741
†Madison Square Garden Sports Corp.	597	116,248
Marcus Corp.	2,001	33,397
†Netflix, Inc.	1,897	1,769,009
†Reading International, Inc. Class A	1,404	1,952
†ROBLOX Corp. Class A	1,603	93,439
†Roku, Inc.	693	48,815
†Sphere Entertainment Co.	1,336	43,714
†Spotify Technology SA	400	220,012
†Take-Two Interactive Software, Inc.	3,640	754,390
TKO Group Holdings, Inc.	1,852	283,004
Walt Disney Co.	20,029	1,976,862
†Warner Bros Discovery, Inc.	54,645	586,341
Warner Music Group Corp. Class A	1,625	50,944
		8,044,270
Financial Services–4.03%
†Acacia Research Corp.	1,090	3,488
†Affirm Holdings, Inc.	5,126	231,644
Apollo Global Management, Inc.	2,440	334,134
†AvidXchange Holdings, Inc.	4,871	41,306
†Berkshire Hathaway, Inc. Class B	15,703	8,363,104
†Block, Inc.	5,736	311,637
†Cantaloupe, Inc.	5,370	42,262
Cass Information Systems, Inc.	1,074	46,450
Corebridge Financial, Inc.	17,814	562,388
†Corpay, Inc.	3,180	1,108,930
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Enact Holdings, Inc.	754	$26,201
Equitable Holdings, Inc.	15,158	789,580
Essent Group Ltd.	7,232	417,431
†Euronet Worldwide, Inc.	2,790	298,111
EVERTEC, Inc.	938	34,490
Federal Agricultural Mortgage Corp. Class A	799	147,461
Fidelity National Information Services, Inc.	12,377	924,314
†Fiserv, Inc.	6,554	1,447,320
†Flywire Corp.	2,278	21,641
Global Payments, Inc.	5,357	524,557
†International Money Express, Inc.	2,069	26,111
Jack Henry & Associates, Inc.	2,344	428,014
Jackson Financial, Inc. Class A	3,823	320,291
†Marqeta, Inc. Class A	14,833	61,112
Mastercard, Inc. Class A	10,843	5,943,265
Merchants Bancorp	2,230	82,510
MGIC Investment Corp.	13,300	329,574
†Mr. Cooper Group, Inc.	5,193	621,083
†NCR Atleos Corp.	4,987	131,557
†NMI Holdings, Inc. Class A	4,487	161,756
†Onity Group, Inc.	526	17,000
†Paymentus Holdings, Inc. Class A	1,355	35,365
†Payoneer Global, Inc.	3,845	28,107
†PayPal Holdings, Inc.	9,769	637,427
†Paysafe Ltd.	2,000	31,380
PennyMac Financial Services, Inc.	2,498	250,075
Radian Group, Inc.	2,793	92,365
†Remitly Global, Inc.	3,561	74,069
†Repay Holdings Corp.	2,875	16,014
Rocket Cos., Inc. Class A	374	4,514
†Security National Financial Corp. Class A	1,425	17,243
†Shift4 Payments, Inc. Class A	1,329	108,593
†Toast, Inc. Class A	3,715	123,227
UWM Holdings Corp.	4,186	22,856
†Velocity Financial, Inc.	941	17,606
Visa, Inc. Class A	21,946	7,691,195
Voya Financial, Inc.	5,476	371,054
Walker & Dunlop, Inc.	2,190	186,938
Waterstone Financial, Inc.	2,626	35,320
Western Union Co.	16,363	173,121
†WEX, Inc.	2,186	343,246
		34,058,437
Food Products–1.09%
Alico, Inc.	310	9,250
Archer-Daniels-Midland Co.	1,185	56,892
B&G Foods, Inc.	4,796	32,949
LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Bunge Global SA	4,864	$371,707
Calavo Growers, Inc.	781	18,736
Cal-Maine Foods, Inc.	2,504	227,614
Campbell's Co.	11,132	444,390
Conagra Brands, Inc.	13,369	356,551
†Darling Ingredients, Inc.	4,241	132,489
Dole PLC	2,032	29,363
†Farmer Bros Co.	1,079	2,395
Flowers Foods, Inc.	11,732	223,025
Fresh Del Monte Produce, Inc.	3,707	114,287
†Freshpet, Inc.	2,140	177,984
General Mills, Inc.	11,622	694,879
†Hain Celestial Group, Inc.	1,056	4,382
Hershey Co.	3,281	561,150
Hormel Foods Corp.	10,944	338,607
Ingredion, Inc.	3,563	481,753
J & J Snack Foods Corp.	1,165	153,454
J.M. Smucker Co.	3,225	381,872
John B Sanfilippo & Son, Inc.	320	22,675
Kellanova	3,193	263,391
Kraft Heinz Co.	11,002	334,791
Lamb Weston Holdings, Inc.	4,444	236,865
Lancaster Colony Corp.	1,158	202,650
†Lifeway Foods, Inc.	699	17,091
Limoneira Co.	992	17,578
McCormick & Co., Inc.	5,771	474,889
†Mission Produce, Inc.	2,513	26,336
Mondelez International, Inc. Class A	14,242	966,320
†Pilgrim's Pride Corp.	7,304	398,141
†Post Holdings, Inc.	3,653	425,063
Seaboard Corp.	37	99,794
†Seneca Foods Corp. Class A	364	32,411
†Simply Good Foods Co.	4,668	160,999
Tootsie Roll Industries, Inc.	1,794	56,483
†TreeHouse Foods, Inc.	2,070	56,076
Tyson Foods, Inc. Class A	7,116	454,072
Utz Brands, Inc.	1,872	26,358
†Vital Farms, Inc.	1,481	45,126
WK Kellogg Co.	3,096	61,703
		9,192,541
Gas Utilities–0.24%
Atmos Energy Corp.	2,669	412,574
Chesapeake Utilities Corp.	908	116,615
MDU Resources Group, Inc.	12,934	218,714
National Fuel Gas Co.	3,810	301,714
New Jersey Resources Corp.	6,806	333,902
Northwest Natural Holding Co.	1,338	57,159
ONE Gas, Inc.	2,252	170,229
RGC Resources, Inc.	1,002	20,912
Southwest Gas Holdings, Inc.	1,839	132,040
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Spire, Inc.	2,361	$184,748
UGI Corp.	1,884	62,304
		2,010,911
Ground Transportation–1.09%
ArcBest Corp.	925	65,287
†Avis Budget Group, Inc.	788	59,809
Covenant Logistics Group, Inc.	1,918	42,580
CSX Corp.	44,101	1,297,892
Heartland Express, Inc.	3,986	36,751
†Hertz Global Holdings, Inc.	13,464	53,048
JB Hunt Transport Services, Inc.	3,912	578,780
Knight-Swift Transportation Holdings, Inc.	7,530	327,480
Landstar System, Inc.	2,051	308,060
Marten Transport Ltd.	4,686	64,292
Norfolk Southern Corp.	3,753	888,898
Old Dominion Freight Line, Inc.	4,613	763,221
†PAMT Corp.	2,728	33,118
†RXO, Inc.	4,881	93,227
Ryder System, Inc.	3,059	439,915
†Saia, Inc.	580	202,669
Schneider National, Inc. Class B	5,218	119,231
†Uber Technologies, Inc.	4,754	346,377
†U-Haul Holding Co.	7,427	445,296
Union Pacific Corp.	9,984	2,358,620
Universal Logistics Holdings, Inc.	2,167	56,862
Werner Enterprises, Inc.	3,088	90,478
†XPO, Inc.	4,881	525,098
		9,196,989
Health Care Equipment & Supplies–1.69%
Abbott Laboratories	15,769	2,091,758
†Accuray, Inc.	4,267	7,638
†Align Technology, Inc.	1,078	171,251
†AngioDynamics, Inc.	3,064	28,771
†Apyx Medical Corp.	3,118	4,272
†Artivion, Inc.	2,557	62,851
†AtriCure, Inc.	1,808	58,326
†Avanos Medical, Inc.	2,882	41,299
†Axogen, Inc.	1,694	31,339
Baxter International, Inc.	12,243	419,078
Becton Dickinson & Co.	3,019	691,532
†Boston Scientific Corp.	11,192	1,129,049
CONMED Corp.	1,545	93,302
†Cooper Cos., Inc.	4,032	340,099
Dentsply Sirona, Inc.	5,874	87,758
†Dexcom, Inc.	1,914	130,707
†Edwards Lifesciences Corp.	2,988	216,570
†Electromed, Inc.	1,109	26,461
LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Embecta Corp.	547	$6,974
†Enovis Corp.	2,217	84,712
†Envista Holdings Corp.	7,903	136,406
†enVVeno Medical Corp.	1,679	4,416
†FONAR Corp.	558	7,818
GE HealthCare Technologies, Inc.	10,877	877,883
†Globus Medical, Inc. Class A	570	41,724
†Haemonetics Corp.	1,802	114,517
†Hologic, Inc.	4,995	308,541
†ICU Medical, Inc.	685	95,119
†IDEXX Laboratories, Inc.	1,562	655,962
†Inogen, Inc.	962	6,859
†Inspire Medical Systems, Inc.	204	32,493
†Insulet Corp.	1,270	333,515
†Integer Holdings Corp.	2,023	238,734
†Integra LifeSciences Holdings Corp.	3,804	83,650
†Intuitive Surgical, Inc.	1,027	508,642
iRadimed Corp.	396	20,782
†Kewaunee Scientific Corp.	820	32,292
†KORU Medical Systems, Inc.	4,448	11,298
†Lantheus Holdings, Inc.	3,065	299,144
LeMaitre Vascular, Inc.	1,009	84,655
†LENSAR, Inc.	965	13,626
†LivaNova PLC	3,030	119,018
†Masimo Corp.	338	56,311
Medtronic PLC	10,996	988,101
†Merit Medical Systems, Inc.	3,063	323,790
†Neogen Corp.	1,243	10,777
†Nevro Corp.	664	3,878
†=OmniAb, Inc.	344	0
†=OmniAb, Inc..	344	0
†Omnicell, Inc.	1,495	52,265
†OraSure Technologies, Inc.	3,929	13,241
†Orthofix Medical, Inc.	1,905	31,070
†OrthoPediatrics Corp.	500	12,315
†Penumbra, Inc.	250	66,852
†QuidelOrtho Corp.	361	12,624
ResMed, Inc.	2,272	508,587
†Semler Scientific, Inc.	194	7,023
†SI-BONE, Inc.	200	2,806
†Sight Sciences, Inc.	2,357	5,657
†Solventum Corp.	678	51,555
†STAAR Surgical Co.	327	5,765
STERIS PLC	2,120	480,498
Stryker Corp.	2,536	944,026
†Surmodics, Inc.	576	17,585
†Tactile Systems Technology, Inc.	2,636	34,848
Teleflex, Inc.	1,357	187,524
†UFP Technologies, Inc.	419	84,516
Utah Medical Products, Inc.	304	17,036
†Varex Imaging Corp.	2,809	32,584
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	4,704	$532,399
†Zimvie, Inc.	470	5,076
		14,239,550
Health Care Providers & Services–2.65%
†Acadia Healthcare Co., Inc.	3,719	112,760
†Accolade, Inc.	6,240	43,555
†AdaptHealth Corp.	3,161	34,265
†Addus HomeCare Corp.	1,037	102,549
†agilon health, Inc.	5,592	24,213
†Amedisys, Inc.	1,959	181,462
†AMN Healthcare Services, Inc.	1,557	38,084
†Astrana Health, Inc.	3,028	93,898
†Brookdale Senior Living, Inc.	14,577	91,252
Cardinal Health, Inc.	4,032	555,489
†Castle Biosciences, Inc.	800	16,016
Cencora, Inc.	4,303	1,196,621
†Centene Corp.	11,157	677,341
Chemed Corp.	794	488,564
Cigna Group	4,463	1,468,327
†Community Health Systems, Inc.	5,888	15,898
Concentra Group Holdings Parent, Inc.	4,726	102,554
†CorVel Corp.	2,709	303,327
†Cross Country Healthcare, Inc.	2,183	32,505
CVS Health Corp.	13,142	890,371
†DaVita, Inc.	3,121	477,419
Elevance Health, Inc.	3,319	1,443,632
Encompass Health Corp.	7,712	781,071
†Enhabit, Inc.	3,856	33,894
Ensign Group, Inc.	3,434	444,360
†Fulgent Genetics, Inc.	885	14,957
HCA Healthcare, Inc.	1,075	371,466
†HealthEquity, Inc.	3,352	296,216
†Henry Schein, Inc.	4,163	285,124
Humana, Inc.	1,710	452,466
†InfuSystem Holdings, Inc.	1,714	9,221
†Joint Corp.	300	3,747
Labcorp Holdings, Inc.	2,170	505,046
†LifeStance Health Group, Inc.	3,574	23,803
McKesson Corp.	685	460,998
†ModivCare, Inc.	1,393	1,832
†Molina Healthcare, Inc.	1,865	614,312
National HealthCare Corp.	1,163	107,926
National Research Corp.	1,656	21,197
†NeoGenomics, Inc.	5,840	55,422
†OPKO Health, Inc.	13,338	22,141
†Option Care Health, Inc.	5,646	197,328
†Owens & Minor, Inc.	4,089	36,924
Patterson Cos., Inc.	4,078	127,397
LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Pediatrix Medical Group, Inc.	5,330	$77,232
†Pennant Group, Inc.	1,314	33,047
†Performant Healthcare, Inc.	4,544	13,450
Premier, Inc. Class A	5,444	104,960
†Progyny, Inc.	600	13,404
Quest Diagnostics, Inc.	3,088	522,490
†RadNet, Inc.	3,063	152,292
Select Medical Holdings Corp.	5,857	97,812
†Surgery Partners, Inc.	4,969	118,014
†Tenet Healthcare Corp.	5,353	719,979
U.S. Physical Therapy, Inc.	363	26,267
UnitedHealth Group, Inc.	12,625	6,612,344
Universal Health Services, Inc. Class B	3,178	597,146
		22,345,387
Health Care Technology–0.10%
†American Well Corp. Class A	263	2,072
†Certara, Inc.	8,926	88,367
†Definitive Healthcare Corp.	3,780	10,924
†Doximity, Inc. Class A	1,110	64,413
†Evolent Health, Inc. Class A	6,148	58,222
†GoodRx Holdings, Inc. Class A	4,994	22,024
†Health Catalyst, Inc.	2,400	10,872
HealthStream, Inc.	2,713	87,304
†OptimizeRx Corp.	1,975	17,104
†Schrodinger, Inc.	1,902	37,546
Simulations Plus, Inc.	804	19,714
†Teladoc Health, Inc.	6,301	50,156
†TruBridge, Inc.	313	8,614
†Veeva Systems, Inc. Class A	1,418	328,451
		805,783
Hotels, Restaurants & Leisure–1.76%
†Airbnb, Inc. Class A	2,098	250,627
Aramark	9,872	340,781
†Biglari Holdings, Inc. Class A	136	33,867
†BJ's Restaurants, Inc.	1,840	63,038
Bloomin' Brands, Inc.	3,646	26,142
Booking Holdings, Inc.	184	847,671
Boyd Gaming Corp.	3,072	202,230
†Brinker International, Inc.	1,880	280,214
†Caesars Entertainment, Inc.	5,797	144,925
†Carnival Corp.	16,011	312,695
Cheesecake Factory, Inc.	3,354	163,206
†Chipotle Mexican Grill, Inc.	15,150	760,681
Choice Hotels International, Inc.	2,146	284,946
Churchill Downs, Inc.	2,699	299,778
Cracker Barrel Old Country Store, Inc.	903	35,054
Darden Restaurants, Inc.	2,981	619,333
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Dave & Buster's Entertainment, Inc.	1,895	$33,295
†Denny's Corp.	3,911	14,353
Dine Brands Global, Inc.	552	12,845
Domino's Pizza, Inc.	622	285,778
†DoorDash, Inc. Class A	1,271	232,301
†DraftKings, Inc. Class A	3,203	106,372
†El Pollo Loco Holdings, Inc.	3,403	35,051
†Everi Holdings, Inc.	1,700	23,239
Expedia Group, Inc.	3,045	511,864
†First Watch Restaurant Group, Inc.	3,027	50,399
Golden Entertainment, Inc.	647	17,074
†Hilton Grand Vacations, Inc.	4,987	186,564
Hilton Worldwide Holdings, Inc.	1,452	330,403
Hyatt Hotels Corp. Class A	1,426	174,685
International Game Technology PLC	3,976	64,650
Krispy Kreme, Inc.	6,170	30,356
†Kura Sushi USA, Inc. Class A	610	31,232
Las Vegas Sands Corp.	6,331	244,566
†Life Time Group Holdings, Inc.	1,688	50,978
†Light & Wonder, Inc.	3,487	302,009
†Lindblad Expeditions Holdings, Inc.	3,554	32,946
Marriott International, Inc. Class A	1,399	333,242
Marriott Vacations Worldwide Corp.	1,552	99,700
McDonald's Corp.	4,037	1,261,038
†MGM Resorts International	7,173	212,608
Nathan's Famous, Inc.	298	28,720
†Norwegian Cruise Line Holdings Ltd.	11,656	220,998
Papa John's International, Inc.	828	34,014
†Penn Entertainment, Inc.	3,322	54,182
†Planet Fitness, Inc. Class A	2,230	215,440
†Playa Hotels & Resorts NV	8,515	113,505
†PlayAGS, Inc.	1,440	17,438
†Portillo's, Inc. Class A	1,400	16,646
†Potbelly Corp.	1,460	13,885
†Red Robin Gourmet Burgers, Inc.	1,284	4,571
Red Rock Resorts, Inc. Class A	2,753	119,398
Royal Caribbean Cruises Ltd.	6,795	1,395,965
†Sabre Corp.	5,918	16,630
†Shake Shack, Inc. Class A	835	73,622
Starbucks Corp.	6,314	619,340
†Sweetgreen, Inc. Class A	7,756	194,055
Texas Roadhouse, Inc.	3,420	569,875
Travel & Leisure Co.	3,346	154,886
LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†United Parks & Resorts, Inc.	481	$21,866
Vail Resorts, Inc.	1,881	300,998
Wendy's Co.	10,118	148,026
Wingstop, Inc.	880	198,510
Wyndham Hotels & Resorts, Inc.	4,003	362,311
Wynn Resorts Ltd.	1,444	120,574
Yum! Brands, Inc.	3,499	550,603
		14,908,794
Household Durables–1.16%
Bassett Furniture Industries, Inc.	722	11,011
†Beazer Homes USA, Inc.	2,298	46,856
†Cavco Industries, Inc.	442	229,677
Century Communities, Inc.	1,989	133,462
†Champion Homes, Inc.	2,886	273,477
Dr. Horton, Inc.	5,753	731,379
†Dream Finders Homes, Inc. Class A	1,113	25,109
Ethan Allen Interiors, Inc.	1,750	48,475
Flexsteel Industries, Inc.	419	15,298
Garmin Ltd.	4,554	988,810
†GoPro, Inc. Class A	2,100	1,392
†Green Brick Partners, Inc.	3,200	186,592
Hamilton Beach Brands Holding Co. Class A	652	12,668
†Helen of Troy Ltd.	919	49,157
Hooker Furnishings Corp.	831	8,343
†Hovnanian Enterprises, Inc. Class A	551	57,695
Installed Building Products, Inc.	1,646	282,223
†iRobot Corp.	1,792	4,838
KB Home	5,148	299,202
†Landsea Homes Corp.	1,947	12,500
La-Z-Boy, Inc.	3,008	117,583
†Legacy Housing Corp.	594	14,981
Leggett & Platt, Inc.	7,210	57,031
Lennar Corp. Class A	5,327	608,218
†LGI Homes, Inc.	1,190	79,099
Lifetime Brands, Inc.	785	3,870
†Lovesac Co.	603	10,963
†M/I Homes, Inc.	1,091	124,570
Meritage Homes Corp.	4,650	329,592
†Mohawk Industries, Inc.	2,110	240,920
Newell Brands, Inc.	22,715	140,833
†NVR, Inc.	121	876,571
PulteGroup, Inc.	10,233	1,051,952
†Purple Innovation, Inc.	800	607
†SharkNinja, Inc.	3,328	277,589
Somnigroup International, Inc.	8,821	528,202
†Sonos, Inc.	2,987	31,871
†Taylor Morrison Home Corp.	6,223	373,629
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Toll Brothers, Inc.	5,134	$542,099
†TopBuild Corp.	2,212	674,549
†Tri Pointe Homes, Inc.	6,232	198,926
†Universal Electronics, Inc.	867	5,306
†VOXX International Corp.	2,205	16,538
Whirlpool Corp.	480	43,262
		9,766,925
Household Products–0.95%
†Central Garden & Pet Co.	3,810	128,215
Church & Dwight Co., Inc.	4,361	480,102
Clorox Co.	2,258	332,491
Colgate-Palmolive Co.	5,992	561,450
Energizer Holdings, Inc.	3,912	117,047
Kimberly-Clark Corp.	5,037	716,362
Oil-Dri Corp. of America	564	25,899
Procter & Gamble Co.	31,154	5,309,265
Reynolds Consumer Products, Inc.	1,427	34,048
Spectrum Brands Holdings, Inc.	1,953	139,737
WD-40 Co.	775	189,100
		8,033,716
Independent Power and Renewable Electricity Producers–0.25%
AES Corp.	8,298	103,061
†Altus Power, Inc.	3,296	16,315
Brookfield Renewable Corp.	4,805	134,156
Clearway Energy, Inc. Class A	5,540	164,065
†Montauk Renewables, Inc.	2,515	5,256
Ormat Technologies, Inc.	2,822	199,713
Vistra Corp.	12,424	1,459,075
		2,081,641
Industrial Conglomerates–0.22%
3M Co.	3,259	478,616
Honeywell International, Inc.	6,337	1,341,860
		1,820,476
Insurance–3.88%
Aflac, Inc.	7,842	871,952
Allstate Corp.	6,224	1,288,804
†Ambac Financial Group, Inc.	2,234	19,548
American Financial Group, Inc.	4,150	545,061
American International Group, Inc.	13,308	1,156,998
AMERISAFE, Inc.	1,468	77,143
Aon PLC Class A	1,274	508,441
Arch Capital Group Ltd.	10,534	1,013,160
Arthur J Gallagher & Co.	2,303	795,088
Assurant, Inc.	2,716	569,681
Assured Guaranty Ltd.	3,781	333,106
Axis Capital Holdings Ltd.	5,346	535,883
LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Baldwin Insurance Group, Inc.	2,221	$99,256
†Brighthouse Financial, Inc.	2,418	140,220
Brown & Brown, Inc.	6,861	853,508
Chubb Ltd.	4,620	1,395,194
Cincinnati Financial Corp.	3,762	555,723
CNO Financial Group, Inc.	6,176	257,230
Crawford & Co. Class A	3,914	44,698
Donegal Group, Inc. Class A	996	19,551
†eHealth, Inc.	1,543	10,307
Employers Holdings, Inc.	2,097	106,192
†Enstar Group Ltd.	1,075	357,309
Erie Indemnity Co. Class A	634	265,678
Everest Group Ltd.	1,231	447,259
F&G Annuities & Life, Inc.	1,138	41,025
Fidelity National Financial, Inc.	11,124	723,950
First American Financial Corp.	5,770	378,685
†Genworth Financial, Inc. Class A	22,919	162,496
Globe Life, Inc.	5,229	688,764
Goosehead Insurance, Inc. Class A	189	22,313
†Greenlight Capital Re Ltd. Class A	1,907	25,840
Hanover Insurance Group, Inc.	2,649	460,794
Hartford Insurance Group, Inc.	12,866	1,591,910
HCI Group, Inc.	887	132,367
†Heritage Insurance Holdings, Inc.	4,237	61,098
Horace Mann Educators Corp.	2,359	100,800
Investors Title Co.	124	29,894
James River Group Holdings Ltd.	1,705	7,161
Kemper Corp.	3,591	240,058
Kinsale Capital Group, Inc.	763	371,360
Loews Corp.	6,244	573,886
†Maiden Holdings Ltd.	5,521	3,149
†Markel Group, Inc.	350	654,363
Marsh & McLennan Cos., Inc.	5,865	1,431,236
Mercury General Corp.	3,824	213,762
MetLife, Inc.	14,690	1,179,460
†NI Holdings, Inc.	863	12,306
Old Republic International Corp.	12,402	486,406
†Oscar Health, Inc. Class A	7,674	100,606
†Palomar Holdings, Inc.	463	63,468
Primerica, Inc.	3,055	869,239
Principal Financial Group, Inc.	7,348	619,951
†ProAssurance Corp.	3,203	74,790
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Progressive Corp.	5,582	$1,579,762
Prudential Financial, Inc.	8,824	985,464
Reinsurance Group of America, Inc.	2,470	486,343
RenaissanceRe Holdings Ltd.	2,081	499,440
RLI Corp.	4,974	399,561
Safety Insurance Group, Inc.	1,159	91,422
Selective Insurance Group, Inc.	2,641	241,757
†Selectquote, Inc.	567	1,894
†SiriusPoint Ltd.	7,714	133,375
†Skyward Specialty Insurance Group, Inc.	1,855	98,167
Stewart Information Services Corp.	1,688	120,439
Tiptree, Inc.	1,600	38,544
Travelers Cos., Inc.	7,020	1,856,509
†Trupanion, Inc.	433	16,138
United Fire Group, Inc.	2,034	59,922
Universal Insurance Holdings, Inc.	1,326	31,426
Unum Group	9,329	759,940
W.R. Berkley Corp.	8,651	615,605
White Mountains Insurance Group Ltd.	179	344,720
Willis Towers Watson PLC	2,493	842,509
		32,791,064
Interactive Media & Services–4.23%
Alphabet, Inc. Class A	110,765	17,205,489
†Angi, Inc.	163	2,512
†Bumble, Inc. Class A	6,388	27,724
†Cargurus, Inc.	2,955	86,079
†Cars.com, Inc.	3,451	38,893
†DHI Group, Inc.	3,155	4,385
†EverQuote, Inc. Class A	500	13,095
†fuboTV, Inc.	8,998	26,274
Match Group, Inc.	3,950	123,240
Meta Platforms, Inc. Class A	30,332	17,482,151
†Pinterest, Inc. Class A	6,587	204,197
†QuinStreet, Inc.	3,300	58,872
Shutterstock, Inc.	1,614	30,069
†Snap, Inc. Class A	9,587	83,503
†TripAdvisor, Inc.	6,188	87,684
†TrueCar, Inc.	6,947	10,976
†Vimeo, Inc.	4,300	22,618
†Yelp, Inc.	2,364	87,539
†Zedge, Inc. Class B	591	1,377
†Ziff Davis, Inc.	1,954	73,431
†ZipRecruiter, Inc. Class A	1,473	8,676
†ZoomInfo Technologies, Inc.	7,341	73,410
		35,752,194
IT Services–1.35%
Accenture PLC Class A	7,013	2,188,336
LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Akamai Technologies, Inc.	4,082	$328,601
Amdocs Ltd.	4,487	410,560
†ASGN, Inc.	2,946	185,657
†Cloudflare, Inc. Class A	488	54,993
Cognizant Technology Solutions Corp. Class A	10,584	809,676
†DigitalOcean Holdings, Inc.	1,949	65,077
†DXC Technology Co.	7,838	133,638
†EPAM Systems, Inc.	977	164,957
†Fastly, Inc. Class A	5,634	35,663
†Gartner, Inc.	1,820	763,927
†Globant SA	1,310	154,213
†GoDaddy, Inc. Class A	2,711	488,359
†Grid Dynamics Holdings, Inc.	2,155	33,726
Hackett Group, Inc.	2,748	80,297
Information Services Group, Inc.	2,900	11,339
International Business Machines Corp.	16,643	4,138,448
†Kyndryl Holdings, Inc.	6,786	213,080
†MongoDB, Inc.	226	39,640
†Okta, Inc.	1,917	201,707
†Snowflake, Inc. Class A	1,029	150,399
†Twilio, Inc. Class A	4,149	406,229
†Unisys Corp.	1,659	7,615
†VeriSign, Inc.	1,380	350,341
		11,416,478
Leisure Products–0.18%
Acushnet Holdings Corp.	4,495	308,627
†American Outdoor Brands, Inc.	1,803	21,924
†AMMO, Inc.	8,400	11,592
Brunswick Corp.	3,594	193,537
†Funko, Inc. Class A	1,250	8,575
Hasbro, Inc.	4,346	267,236
JAKKS Pacific, Inc.	616	15,197
Johnson Outdoors, Inc. Class A	436	10,830
†Malibu Boats, Inc. Class A	1,084	33,257
Marine Products Corp.	2,133	17,896
†MasterCraft Boat Holdings, Inc.	1,000	17,220
†Mattel, Inc.	18,315	355,860
Polaris, Inc.	2,368	96,946
Smith & Wesson Brands, Inc.	2,575	23,999
†Topgolf Callaway Brands Corp.	7,331	48,311
†YETI Holdings, Inc.	3,440	113,864
		1,544,871
Life Sciences Tools & Services–0.91%
†10X Genomics, Inc. Class A	1,470	12,833
†Adaptive Biotechnologies Corp.	4,172	30,998
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Agilent Technologies, Inc.	5,210	$609,466
†Alpha Teknova, Inc.	1,800	9,342
†Avantor, Inc.	13,009	210,876
†Azenta, Inc.	1,794	62,144
†BioLife Solutions, Inc.	3,097	70,735
†Bio-Rad Laboratories, Inc. Class A	570	138,829
Bio-Techne Corp.	2,920	171,200
Bruker Corp.	5,755	240,214
†Charles River Laboratories International, Inc.	1,615	243,090
†CryoPort, Inc.	2,671	16,240
†Cytek Biosciences, Inc.	2,976	11,934
Danaher Corp.	5,132	1,052,060
†Fortrea Holdings, Inc.	3,037	22,929
†ICON PLC	90	15,749
†Illumina, Inc.	1,496	118,693
†IQVIA Holdings, Inc.	4,967	875,682
†Maravai LifeSciences Holdings, Inc. Class A	5,321	11,759
†Medpace Holdings, Inc.	1,288	392,441
Mesa Laboratories, Inc.	221	26,224
†Mettler-Toledo International, Inc.	322	380,253
†Nautilus Biotechnology, Inc.	5,121	4,409
†OmniAb, Inc.	4,454	10,690
†Pacific Biosciences of California, Inc.	7,405	8,738
†Quanterix Corp.	1,218	7,929
†Repligen Corp.	1,464	186,279
Revvity, Inc.	2,954	312,533
†Seer, Inc.	2,828	4,779
†Sotera Health Co.	12,699	148,070
Thermo Fisher Scientific, Inc.	2,939	1,462,446
†Waters Corp.	1,354	499,044
West Pharmaceutical Services, Inc.	1,251	280,074
		7,648,682
Machinery–3.11%
†3D Systems Corp.	6,912	14,653
AGCO Corp.	3,171	293,539
Alamo Group, Inc.	568	101,223
Albany International Corp. Class A	1,256	86,714
Allison Transmission Holdings, Inc.	7,945	760,098
Astec Industries, Inc.	1,462	50,366
†Blue Bird Corp.	812	26,284
Caterpillar, Inc.	6,914	2,280,237
†Chart Industries, Inc.	485	70,015
Chicago Rivet & Machine Co.	189	2,058
CNH Industrial NV	34,101	418,760
Columbus McKinnon Corp.	1,631	27,613
LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Commercial Vehicle Group, Inc.	4,182	$4,809
Crane Co.	2,254	345,268
Cummins, Inc.	3,231	1,012,725
Deere & Co.	5,900	2,769,165
Donaldson Co., Inc.	8,393	562,835
Douglas Dynamics, Inc.	1,386	32,197
Dover Corp.	3,170	556,906
Eastern Co.	515	13,040
†Energy Recovery, Inc.	2,984	47,416
Enerpac Tool Group Corp.	2,890	129,645
Enpro, Inc.	1,403	226,991
Esab Corp.	2,239	260,843
ESCO Technologies, Inc.	1,491	237,248
Federal Signal Corp.	3,403	250,291
Flowserve Corp.	6,513	318,095
Fortive Corp.	6,827	499,600
Franklin Electric Co., Inc.	2,494	234,137
†Gates Industrial Corp. PLC	3,772	69,442
†Gencor Industries, Inc.	1,204	14,641
Gorman-Rupp Co.	2,146	75,325
Graco, Inc.	3,675	306,899
†Graham Corp.	501	14,439
Greenbrier Cos., Inc.	1,954	100,084
Helios Technologies, Inc.	1,979	63,506
Hillenbrand, Inc.	2,630	63,488
†Hillman Solutions Corp.	9,490	83,417
†Hurco Cos., Inc.	300	4,653
Hyster-Yale, Inc.	834	34,644
IDEX Corp.	1,637	296,248
Illinois Tool Works, Inc.	5,682	1,409,193
Ingersoll Rand, Inc.	8,229	658,567
ITT, Inc.	3,824	493,908
JBT Marel Corp.	1,644	200,897
Kadant, Inc.	745	250,998
Kennametal, Inc.	5,039	107,331
†L.B. Foster Co. Class A	762	14,996
Lincoln Electric Holdings, Inc.	3,420	646,927
Lindsay Corp.	475	60,097
Luxfer Holdings PLC	1,289	15,288
†Manitowoc Co., Inc.	3,195	27,445
†Mayville Engineering Co., Inc.	557	7,480
†Middleby Corp.	2,587	393,172
Miller Industries, Inc.	637	26,990
Mueller Industries, Inc.	5,679	432,399
Mueller Water Products, Inc. Class A	8,420	214,036
†NN, Inc.	5,648	12,764
Nordson Corp.	1,271	256,386
Omega Flex, Inc.	460	15,999
Oshkosh Corp.	3,866	363,713
Otis Worldwide Corp.	6,517	672,554
PACCAR, Inc.	10,527	1,025,014
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Parker-Hannifin Corp.	1,516	$921,501
Park-Ohio Holdings Corp.	1,241	26,806
Pentair PLC	7,979	698,003
†Proto Labs, Inc.	1,067	37,388
†RBC Bearings, Inc.	700	225,239
REV Group, Inc.	3,787	119,669
Shyft Group, Inc.	2,371	19,181
Snap-on, Inc.	1,470	495,405
†SPX Technologies, Inc.	2,852	367,281
Standex International Corp.	630	101,676
Stanley Black & Decker, Inc.	4,384	337,042
†Stratasys Ltd.	1,800	17,622
Tennant Co.	1,373	109,497
Terex Corp.	3,393	128,188
Timken Co.	4,369	314,000
Toro Co.	3,648	265,392
Trinity Industries, Inc.	6,363	178,546
Twin Disc, Inc.	600	4,542
Wabash National Corp.	2,605	28,785
Watts Water Technologies, Inc. Class A	1,597	325,660
Westinghouse Air Brake Technologies Corp.	3,909	708,897
Worthington Enterprises, Inc.	2,613	130,885
Xylem, Inc.	5,153	615,577
		26,242,493
Marine Transportation–0.09%
Costamare, Inc.	6,357	62,553
Genco Shipping & Trading Ltd.	2,086	27,869
†Kirby Corp.	4,034	407,474
Matson, Inc.	2,201	282,102
Pangaea Logistics Solutions Ltd.	3,860	18,374
		798,372
Media–1.03%
†Advantage Solutions, Inc.	5,958	8,997
†Altice USA, Inc. Class A	10,271	27,321
†AMC Networks, Inc. Class A	1,659	11,414
†Boston Omaha Corp. Class A	1,027	14,974
Cable One, Inc.	196	52,091
†Cardlytics, Inc.	5,823	10,598
†Charter Communications, Inc. Class A	2,966	1,093,060
Comcast Corp. Class A	72,056	2,658,866
†Cumulus Media, Inc. Class A	500	221
Entravision Communications Corp. Class A	4,034	8,471
†EW Scripps Co. Class A	5,690	16,842
Fox Corp. Class A	15,410	840,880
†Gambling.com Group Ltd.	2,200	27,764
†Gannett Co., Inc.	11,594	33,507
LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Gray Media, Inc.	5,362	$23,164
†Integral Ad Science Holding Corp.	8,409	67,776
Interpublic Group of Cos., Inc.	14,529	394,608
John Wiley & Sons, Inc. Class A	2,592	115,499
†Liberty Broadband Corp. Class A	1,708	145,230
†Magnite, Inc.	7,190	82,038
†Marchex, Inc. Class B	5,340	8,704
New York Times Co. Class A	6,656	330,138
News Corp. Class A	17,038	481,207
Nexstar Media Group, Inc.	2,010	360,232
Omnicom Group, Inc.	10,447	866,161
Paramount Global Class A	24,606	298,604
†PubMatic, Inc. Class A	1,163	10,630
Saga Communications, Inc. Class A	635	7,918
Scholastic Corp.	1,560	29,453
Sinclair, Inc.	911	14,512
Sirius XM Holdings, Inc.	13,179	297,120
†Stagwell, Inc.	4,200	25,410
†TechTarget, Inc.	959	14,203
TEGNA, Inc.	12,221	222,667
†Thryv Holdings, Inc.	1,751	22,430
†Trade Desk, Inc. Class A	1,425	77,976
†Urban One, Inc.	3,828	2,756
†WideOpenWest, Inc.	3,597	17,805
		8,721,247
Metals & Mining–0.93%
Alcoa Corp.	11,273	343,826
†Alpha Metallurgical Resources, Inc.	638	79,909
†Ampco-Pittsburgh Corp.	782	1,697
†ATI, Inc.	7,588	394,804
Caledonia Mining Corp. PLC	1,249	15,600
Carpenter Technology Corp.	2,617	474,148
†Century Aluminum Co.	6,328	117,448
†Cleveland-Cliffs, Inc.	23,662	194,502
†Coeur Mining, Inc.	22,731	134,568
Commercial Metals Co.	7,116	327,407
†Compass Minerals International, Inc.	2,029	18,849
†Dakota Gold Corp.	2,786	7,383
Ferroglobe PLC	9,406	34,896
Fortitude Gold Corp.	1,049	5,132
Freeport-McMoRan, Inc.	22,516	852,456
Friedman Industries, Inc.	5	74
Hecla Mining Co.	36,267	201,645
†Idaho Strategic Resources, Inc.	1,820	26,044
Kaiser Aluminum Corp.	589	35,705
Materion Corp.	961	78,418
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Metallus, Inc.	3,184	$42,538
†MP Materials Corp.	4,309	105,183
Newmont Corp.	17,956	866,916
†Nexa Resources SA	4,710	29,202
Nucor Corp.	6,406	770,898
Olympic Steel, Inc.	623	19,637
Radius Recycling, Inc.	1,911	55,190
Ramaco Resources, Inc. Class A	1,451	11,897
Reliance, Inc.	2,246	648,532
Royal Gold, Inc.	1,959	320,316
Ryerson Holding Corp.	2,043	46,907
Southern Copper Corp.	2,981	278,604
Steel Dynamics, Inc.	4,894	612,142
SunCoke Energy, Inc.	6,128	56,378
†Tredegar Corp.	3,415	26,295
U.S. Steel Corp.	9,650	407,809
Warrior Met Coal, Inc.	3,207	153,038
Worthington Steel, Inc.	3,712	94,025
		7,890,018
Multi-Utilities–0.52%
Ameren Corp.	4,019	403,508
Avista Corp.	2,686	112,463
Black Hills Corp.	964	58,467
CenterPoint Energy, Inc.	10,838	392,661
CMS Energy Corp.	5,086	382,009
Consolidated Edison, Inc.	5,469	604,817
Dominion Energy, Inc.	5,531	310,123
DTE Energy Co.	3,314	458,227
NiSource, Inc.	8,491	340,404
Northwestern Energy Group, Inc.	1,697	98,205
Public Service Enterprise Group, Inc.	5,861	482,360
Sempra	4,488	320,264
Unitil Corp.	1,166	67,266
WEC Energy Group, Inc.	3,452	376,199
		4,406,973
Oil, Gas & Consumable Fuels–4.68%
†Amplify Energy Corp.	3,085	11,538
Antero Midstream Corp.	24,985	449,730
†Antero Resources Corp.	8,049	325,502
APA Corp.	14,490	304,580
Ardmore Shipping Corp.	2,791	27,324
†Battalion Oil Corp.	29	38
Berry Corp.	3,410	10,946
California Resources Corp.	4,309	189,467
†Centrus Energy Corp. Class A	700	43,547
Cheniere Energy, Inc.	5,853	1,354,384
Chevron Corp.	26,630	4,454,933
Chord Energy Corp.	562	63,349
Civitas Resources, Inc.	554	19,329
†Clean Energy Fuels Corp.	12,425	19,259
LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†CNX Resources Corp.	10,126	$318,766
†Comstock Resources, Inc.	11,629	236,534
ConocoPhillips	26,714	2,805,504
Core Natural Resources, Inc.	3,002	231,454
Coterra Energy, Inc.	26,720	772,208
Crescent Energy Co. Class A	1,709	19,209
CVR Energy, Inc.	4,615	89,531
Delek U.S. Holdings, Inc.	4,667	70,332
Devon Energy Corp.	28,945	1,082,543
DHT Holdings, Inc.	9,475	99,487
Diamondback Energy, Inc.	6,825	1,091,181
Dorian LPG Ltd.	2,455	54,845
DT Midstream, Inc.	5,019	484,233
EOG Resources, Inc.	11,873	1,522,593
Epsilon Energy Ltd.	2,128	15,024
EQT Corp.	14,802	790,871
Evolution Petroleum Corp.	2,220	11,500
Excelerate Energy, Inc. Class A	1,162	33,326
Expand Energy Corp.	13,849	1,541,671
Exxon Mobil Corp.	51,314	6,102,774
FutureFuel Corp.	4,158	16,216
Granite Ridge Resources, Inc.	3,316	20,161
†Green Plains, Inc.	3,877	18,803
†Gulfport Energy Corp.	473	87,098
†Hallador Energy Co.	3,632	44,601
Hess Corp.	8,531	1,362,657
HF Sinclair Corp.	8,304	273,035
International Seaways, Inc.	2,158	71,646
Kinder Morgan, Inc.	24,335	694,278
Kinetik Holdings, Inc.	896	46,538
†Kosmos Energy Ltd.	14,647	33,395
Magnolia Oil & Gas Corp. Class A	9,382	236,989
Marathon Petroleum Corp.	9,893	1,441,311
Matador Resources Co.	6,684	341,486
Murphy Oil Corp.	5,919	168,100
NACCO Industries, Inc. Class A	326	10,996
New Fortress Energy, Inc.	4,276	35,534
Nordic American Tankers Ltd.	14,832	36,487
Northern Oil & Gas, Inc.	1,139	34,432
Occidental Petroleum Corp.	19,026	939,123
ONEOK, Inc.	13,084	1,298,194
Ovintiv, Inc.	13,095	560,466
†Par Pacific Holdings, Inc.	3,626	51,707
PBF Energy, Inc. Class A	5,112	97,588
Peabody Energy Corp.	9,294	125,934
Permian Resources Corp.	19,935	276,100
Phillips 66	7,915	977,344
PHX Minerals, Inc.	655	2,587
†PrimeEnergy Resources Corp.	202	46,034
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	13,109	$523,442
†REX American Resources Corp.	913	34,301
SandRidge Energy, Inc.	3,035	34,660
Scorpio Tankers, Inc.	1,997	75,047
SFL Corp. Ltd.	10,126	83,033
Sitio Royalties Corp. Class A	1,683	33,441
SM Energy Co.	8,580	256,971
†Talos Energy, Inc.	4,058	39,444
Targa Resources Corp.	5,937	1,190,190
Teekay Corp. Ltd.	3,211	21,096
Teekay Tankers Ltd. Class A	1,148	43,934
Texas Pacific Land Corp.	442	585,646
†Uranium Energy Corp.	12,370	59,129
Valero Energy Corp.	9,993	1,319,775
†Vital Energy, Inc.	1,110	23,554
Vitesse Energy, Inc.	1,422	34,967
W&T Offshore, Inc.	4,101	6,357
Williams Cos., Inc.	17,472	1,044,127
World Kinect Corp.	4,679	132,696
		39,538,162
Paper & Forest Products–0.07%
†Clearwater Paper Corp.	1,500	38,055
Louisiana-Pacific Corp.	4,590	422,188
†Magnera Corp.	1,721	31,254
Mercer International, Inc.	4,679	28,776
Sylvamo Corp.	1,590	106,641
		626,914
Passenger Airlines–0.41%
†Alaska Air Group, Inc.	6,350	312,547
Allegiant Travel Co.	956	49,377
†American Airlines Group, Inc.	14,699	155,074
Copa Holdings SA Class A	1,782	164,764
Delta Air Lines, Inc.	24,758	1,079,449
†Frontier Group Holdings, Inc.	2,518	10,928
†JetBlue Airways Corp.	22,742	109,616
†SkyWest, Inc.	3,119	272,507
Southwest Airlines Co.	12,115	406,822
†Sun Country Airlines Holdings, Inc.	2,980	36,714
†United Airlines Holdings, Inc.	12,582	868,787
		3,466,585
Personal Care Products–0.20%
†BellRing Brands, Inc.	3,383	251,898
†Coty, Inc. Class A	28,705	157,016
Edgewell Personal Care Co.	3,074	95,940
†elf Beauty, Inc.	1,640	102,976
Estee Lauder Cos., Inc. Class A	1,114	73,524
†Herbalife Ltd.	4,218	36,401
LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
†Honest Co., Inc.	7,804	$36,679
Interparfums, Inc.	1,441	164,087
Kenvue, Inc.	27,395	656,932
Lifevantage Corp.	2,676	39,016
†Medifast, Inc.	636	8,573
Natural Health Trends Corp.	462	2,338
†Nature's Sunshine Products, Inc.	909	11,408
Nu Skin Enterprises, Inc. Class A	3,625	26,317
†USANA Health Sciences, Inc.	1,458	39,322
		1,702,427
Pharmaceuticals–3.03%
†Amneal Pharmaceuticals, Inc.	8,114	67,995
†Amphastar Pharmaceuticals, Inc.	331	9,596
†ANI Pharmaceuticals, Inc.	935	62,598
†Arvinas, Inc.	1,209	8,487
†Assertio Holdings, Inc.	937	632
†Atea Pharmaceuticals, Inc.	4,025	12,035
Bristol-Myers Squibb Co.	43,919	2,678,620
†Collegium Pharmaceutical, Inc.	1,508	45,014
†Corcept Therapeutics, Inc.	4,605	525,983
†Elanco Animal Health, Inc.	18,347	192,643
Eli Lilly & Co.	9,790	8,085,659
†Fulcrum Therapeutics, Inc.	3,143	9,052
†Harmony Biosciences Holdings, Inc.	2,848	94,525
†Innoviva, Inc.	5,638	102,217
†Jazz Pharmaceuticals PLC	1,518	188,460
Johnson & Johnson	41,483	6,879,541
†Ligand Pharmaceuticals, Inc.	909	95,572
Merck & Co., Inc.	32,287	2,898,081
†Nektar Therapeutics	5,848	3,977
Organon & Co.	1,956	29,125
†Pacira BioSciences, Inc.	2,987	74,227
Perrigo Co. PLC	4,955	138,938
Pfizer, Inc.	65,116	1,650,039
Phibro Animal Health Corp. Class A	1,490	31,826
†Pliant Therapeutics, Inc.	1,160	1,566
†Prestige Consumer Healthcare, Inc.	3,449	296,511
†Scilex Holding Co.	1,396	347
†SIGA Technologies, Inc.	4,189	22,956
†Supernus Pharmaceuticals, Inc.	4,014	131,458
†Tarsus Pharmaceuticals, Inc.	625	32,106
†Ventyx Biosciences, Inc.	1,006	1,157
Viatris, Inc.	29,225	254,550
Zoetis, Inc.	5,954	980,326
		25,605,819
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.59%
Alight, Inc. Class A	6,750	$40,027
†Amentum Holdings, Inc.	2,662	48,448
†Asure Software, Inc.	1,711	16,340
Automatic Data Processing, Inc.	6,823	2,084,631
Barrett Business Services, Inc.	1,991	81,930
†BGSF, Inc.	458	1,685
Booz Allen Hamilton Holding Corp.	4,670	488,389
Broadridge Financial Solutions, Inc.	2,898	702,649
†CACI International, Inc. Class A	1,231	451,679
†CBIZ, Inc.	2,928	222,118
†Clarivate PLC	6,339	24,912
†Conduent, Inc.	11,528	31,126
CRA International, Inc.	465	80,538
CSG Systems International, Inc.	1,488	89,979
†Dayforce, Inc.	2,899	169,099
†DLH Holdings Corp.	697	2,823
Dun & Bradstreet Holdings, Inc.	18,237	163,039
Equifax, Inc.	2,435	593,069
†ExlService Holdings, Inc.	7,105	335,427
Exponent, Inc.	1,964	159,202
†First Advantage Corp.	8,659	122,005
†Forrester Research, Inc.	1,302	12,030
†Franklin Covey Co.	769	21,240
†FTI Consulting, Inc.	1,625	266,630
Genpact Ltd.	4,452	224,292
Heidrick & Struggles International, Inc.	1,738	74,439
HireQuest, Inc.	768	9,139
†Huron Consulting Group, Inc.	1,120	160,664
†IBEX Holdings Ltd.	574	13,977
ICF International, Inc.	989	84,035
Insperity, Inc.	1,316	117,427
Jacobs Solutions, Inc.	2,662	321,809
KBR, Inc.	5,931	295,423
Kelly Services, Inc. Class A	2,914	38,377
Kforce, Inc.	774	37,841
Korn Ferry	3,509	238,015
†Legalzoom.com, Inc.	3,899	33,570
Leidos Holdings, Inc.	3,635	490,507
ManpowerGroup, Inc.	1,931	111,766
Maximus, Inc.	2,858	194,887
†Mistras Group, Inc.	2,371	25,085
†NV5 Global, Inc.	3,256	62,743
†Parsons Corp.	3,000	177,630
Paychex, Inc.	6,697	1,033,213
Paycom Software, Inc.	1,219	266,327
†Paycor HCM, Inc.	2,411	54,103
†Paylocity Holding Corp.	950	177,973
LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†RCM Technologies, Inc.	1,000	$15,600
Resources Connection, Inc.	3,042	19,895
Robert Half, Inc.	3,366	183,615
Science Applications International Corp.	2,991	335,800
SS&C Technologies Holdings, Inc.	5,701	476,205
TransUnion	4,978	413,124
TriNet Group, Inc.	2,034	161,174
†TrueBlue, Inc.	2,836	15,059
TTEC Holdings, Inc.	3,257	10,716
†Upwork, Inc.	1,575	20,554
Verisk Analytics, Inc.	3,776	1,123,813
†Verra Mobility Corp.	8,011	180,328
†Willdan Group, Inc.	746	30,377
		13,438,517
Real Estate Management & Development–0.38%
†AMREP Corp.	442	8,862
†Anywhere Real Estate, Inc.	7,238	24,103
†CBRE Group, Inc. Class A	7,052	922,261
†CKX Lands, Inc.	100	1,187
†CoStar Group, Inc.	4,483	355,188
†Cushman & Wakefield PLC	5,962	60,932
†Douglas Elliman, Inc.	3,734	6,422
eXp World Holdings, Inc.	1,193	11,668
†Five Point Holdings LLC Class A	1,459	7,791
†Forestar Group, Inc.	2,282	48,241
†FRP Holdings, Inc.	2,382	68,054
†Howard Hughes Holdings, Inc.	2,366	175,273
†Jones Lang LaSalle, Inc.	2,228	552,343
Kennedy-Wilson Holdings, Inc.	9,523	82,660
Marcus & Millichap, Inc.	2,435	83,886
†Maui Land & Pineapple Co., Inc.	1,011	17,763
Newmark Group, Inc. Class A	9,823	119,546
†Rafael Holdings, Inc. Class B	887	1,659
†RE/MAX Holdings, Inc. Class A	1,472	12,321
RMR Group, Inc. Class A	1,499	24,958
†Seaport Entertainment Group, Inc.	594	12,753
St. Joe Co.	2,123	99,675
†Stratus Properties, Inc.	394	6,993
†Tejon Ranch Co.	3,049	48,327
†Zillow Group, Inc. Class A	6,226	424,175
		3,177,041
Semiconductors & Semiconductor Equipment–6.74%
†Advanced Micro Devices, Inc.	7,379	758,119
†Allegro MicroSystems, Inc.	3,524	88,558
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Alpha & Omega Semiconductor Ltd.	978	$24,313
†Ambarella, Inc.	809	40,717
Amkor Technology, Inc.	10,597	191,382
†Amtech Systems, Inc.	1,163	5,617
Analog Devices, Inc.	4,087	824,225
Applied Materials, Inc.	7,700	1,117,424
†Axcelis Technologies, Inc.	1,222	60,697
Broadcom, Inc.	14,792	2,476,625
†CEVA, Inc.	1,018	26,071
†Cirrus Logic, Inc.	3,277	326,569
†Cohu, Inc.	2,659	39,114
†Credo Technology Group Holding Ltd.	2,502	100,480
†Diodes, Inc.	2,071	89,405
†Enphase Energy, Inc.	1,541	95,619
Entegris, Inc.	3,102	271,363
†Everspin Technologies, Inc.	2,446	12,475
†First Solar, Inc.	2,584	326,695
†FormFactor, Inc.	3,500	99,015
†GLOBALFOUNDRIES, Inc.	2,473	91,278
†GSI Technology, Inc.	1,975	4,009
†Ichor Holdings Ltd.	1,913	43,253
†indie Semiconductor, Inc. Class A	2,266	4,611
Intel Corp.	44,887	1,019,384
†inTEST Corp.	1,085	7,584
KLA Corp.	2,342	1,592,092
Kulicke & Soffa Industries, Inc.	2,179	71,863
Lam Research Corp.	18,835	1,369,305
†Lattice Semiconductor Corp.	2,350	123,258
†MACOM Technology Solutions Holdings, Inc.	1,808	181,487
†Magnachip Semiconductor Corp.	1,402	4,809
Marvell Technology, Inc.	6,827	420,338
†MaxLinear, Inc.	2,776	30,147
Microchip Technology, Inc.	11,278	545,968
Micron Technology, Inc.	9,842	855,171
MKS Instruments, Inc.	1,323	106,038
Monolithic Power Systems, Inc.	551	319,569
†Navitas Semiconductor Corp.	3,750	7,688
NVE Corp.	375	23,903
NVIDIA Corp.	334,160	36,216,261
NXP Semiconductors NV	4,625	879,028
†ON Semiconductor Corp.	14,565	592,650
†Onto Innovation, Inc.	1,953	236,977
†PDF Solutions, Inc.	2,280	43,571
†Penguin Solutions, Inc.	2,460	42,730
†Photronics, Inc.	2,572	53,395
Power Integrations, Inc.	1,961	99,031
†Qorvo, Inc.	4,266	308,901
QUALCOMM, Inc.	13,125	2,016,131
LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Rambus, Inc.	3,919	$202,906
†Silicon Laboratories, Inc.	1,367	153,883
†SiTime Corp.	694	106,092
Skyworks Solutions, Inc.	4,092	264,466
†SolarEdge Technologies, Inc.	763	12,345
†Synaptics, Inc.	1,559	99,340
Teradyne, Inc.	3,389	279,931
Texas Instruments, Inc.	6,851	1,231,125
†Ultra Clean Holdings, Inc.	2,522	53,996
Universal Display Corp.	1,230	171,560
†Veeco Instruments, Inc.	2,578	51,766
†Wolfspeed, Inc.	1,568	4,798
		56,917,121
Software–7.07%
A10 Networks, Inc.	2,287	37,370
†ACI Worldwide, Inc.	6,433	351,949
Adeia, Inc.	7,533	99,586
†Adobe, Inc.	5,881	2,255,540
†Agilysys, Inc.	153	11,099
†Alarm.com Holdings, Inc.	1,772	98,612
†Alkami Technology, Inc.	1,202	31,553
†Amplitude, Inc. Class A	3,306	33,688
†ANSYS, Inc.	1,313	415,643
†Appfolio, Inc. Class A	301	66,190
†AppLovin Corp. Class A	7,569	2,005,558
†Atlassian Corp. Class A	315	66,846
†Autodesk, Inc.	1,857	486,163
†AvePoint, Inc.	3,296	47,594
Bentley Systems, Inc. Class B	2,883	113,417
†Bill Holdings, Inc.	1,820	83,520
†Blackbaud, Inc.	2,281	141,536
†BlackLine, Inc.	719	34,814
†Box, Inc. Class A	1,064	32,835
†Cadence Design Systems, Inc.	1,182	300,618
†CCC Intelligent Solutions Holdings, Inc.	6,674	60,266
†Cerence, Inc.	2,409	19,031
Clear Secure, Inc. Class A	1,392	36,067
†Commvault Systems, Inc.	456	71,939
†Consensus Cloud Solutions, Inc.	1,160	26,773
†CoreCard Corp.	954	17,849
†Crowdstrike Holdings, Inc. Class A	408	143,853
†CS Disco, Inc.	2,868	11,730
†Daily Journal Corp.	100	39,770
†Datadog, Inc. Class A	627	62,205
†Digital Turbine, Inc.	3,073	8,343
†Docusign, Inc.	1,715	139,601
Dolby Laboratories, Inc. Class A	2,255	181,099
†DoubleVerify Holdings, Inc.	2,056	27,489
†Dropbox, Inc. Class A	4,063	108,523
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Dynatrace, Inc.	2,110	$99,487
†E2open Parent Holdings, Inc.	15,260	30,520
†eGain Corp.	796	3,861
†Elastic NV	272	24,235
†Fair Isaac Corp.	402	741,352
†Five9, Inc.	794	21,557
†Fortinet, Inc.	9,421	906,865
†Freshworks, Inc. Class A	6,955	98,135
Gen Digital, Inc.	24,225	642,932
†Guidewire Software, Inc.	1,199	224,645
†HubSpot, Inc.	157	89,693
†I3 Verticals, Inc. Class A	1,655	40,829
†Informatica, Inc. Class A	5,370	93,707
†Intapp, Inc.	705	41,158
InterDigital, Inc.	1,836	379,593
Intuit, Inc.	1,203	738,630
†Jamf Holding Corp.	4,825	58,624
†JFrog Ltd.	2,880	92,160
†LiveRamp Holdings, Inc.	2,668	69,742
Logility Supply Chain Solutions, Inc. Class A	1,038	14,802
†Manhattan Associates, Inc.	2,309	399,549
†Meridianlink, Inc.	1,203	22,292
Microsoft Corp.	100,218	37,620,835
†Mitek Systems, Inc.	3,573	29,477
†N-able, Inc.	5,589	39,626
†nCino, Inc.	3,473	95,403
†NCR Voyix Corp.	9,975	97,256
†Nutanix, Inc. Class A	2,597	181,297
†Olo, Inc. Class A	5,124	30,949
†ON24, Inc.	506	2,631
OneSpan, Inc.	2,510	38,278
†Ooma, Inc.	1,800	23,562
Oracle Corp.	17,625	2,464,151
†Palantir Technologies, Inc. Class A	5,620	474,328
†Palo Alto Networks, Inc.	1,882	321,144
Pegasystems, Inc.	1,590	110,537
†Procore Technologies, Inc.	600	39,612
Progress Software Corp.	3,296	169,777
†PTC, Inc.	1,995	309,125
†Q2 Holdings, Inc.	1,418	113,454
†Qualys, Inc.	1,293	162,827
†RingCentral, Inc. Class A	628	15,549
†Riot Platforms, Inc.	3,024	21,531
Roper Technologies, Inc.	866	510,576
Salesforce, Inc.	7,714	2,070,129
†Samsara, Inc. Class A	1,356	51,975
Sapiens International Corp. NV	3,371	91,320
†SEMrush Holdings, Inc. Class A	1,619	15,105
†SentinelOne, Inc. Class A	6,162	112,025
†ServiceNow, Inc.	339	269,891
SolarWinds Corp.	7,735	142,556
LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†SoundThinking, Inc.	558	$9,458
†Sprinklr, Inc. Class A	2,904	24,248
†SPS Commerce, Inc.	282	37,430
†Synchronoss Technologies, Inc.	257	2,799
†Synopsys, Inc.	689	295,478
†Telos Corp.	3,621	8,618
†Teradata Corp.	4,002	89,965
†Tyler Technologies, Inc.	575	334,299
†UiPath, Inc. Class A	7,152	73,666
†Unity Software, Inc.	9,692	189,866
†Verint Systems, Inc.	3,097	55,281
†Vertex, Inc. Class A	1,395	48,839
†Workday, Inc. Class A	315	73,562
†Xperi, Inc.	3,013	23,260
†Yext, Inc.	4,098	25,244
†Zoom Communications, Inc. Class A	3,207	236,580
†Zscaler, Inc.	476	94,448
		59,751,004
Specialized REITs–0.01%
†Millrose Properties, Inc.	2,663	70,596
		70,596
Specialty Retail–2.44%
†1-800-Flowers.com, Inc. Class A	3,054	18,019
†Abercrombie & Fitch Co. Class A	3,681	281,118
Academy Sports & Outdoors, Inc.	3,257	148,552
Advance Auto Parts, Inc.	2,697	105,749
American Eagle Outfitters, Inc.	9,311	108,194
†America's Car-Mart, Inc.	473	21,469
†Arhaus, Inc.	2,348	20,428
Arko Corp.	4,300	16,985
†Asbury Automotive Group, Inc.	1,229	271,412
†AutoNation, Inc.	2,738	443,337
†AutoZone, Inc.	118	449,908
Bath & Body Works, Inc.	4,665	141,443
Best Buy Co., Inc.	11,310	832,529
†Beyond, Inc.	3,668	21,274
†Boot Barn Holdings, Inc.	1,876	201,539
Buckle, Inc.	3,060	117,259
Build-A-Bear Workshop, Inc.	1,134	42,151
†Burlington Stores, Inc.	1,720	409,928
Caleres, Inc.	1,642	28,292
Camping World Holdings, Inc. Class A	1,466	23,691
†CarMax, Inc.	5,033	392,171
†Carvana Co.	904	189,008
Cato Corp. Class A	2,294	7,639
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Chewy, Inc. Class A	1,823	$59,266
†Citi Trends, Inc.	946	20,940
Designer Brands, Inc. Class A	3,126	11,410
†Destination XL Group, Inc.	4,125	6,022
Dick's Sporting Goods, Inc.	3,444	694,173
†Duluth Holdings, Inc. Class B	753	1,310
†Five Below, Inc.	2,411	180,644
†Floor & Decor Holdings, Inc. Class A	4,351	350,125
†Foot Locker, Inc.	3,242	45,712
†GameStop Corp. Class A	2,765	61,715
Gap, Inc.	12,803	263,870
Group 1 Automotive, Inc.	978	373,547
†GrowGeneration Corp.	2,382	2,573
Guess?, Inc.	4,877	53,988
Haverty Furniture Cos., Inc.	1,170	23,072
Home Depot, Inc.	13,084	4,795,155
J Jill, Inc.	987	19,276
†Lands' End, Inc.	2,935	29,878
†Leslie's, Inc.	6,775	4,983
Lithia Motors, Inc.	1,439	422,404
Lowe's Cos., Inc.	3,205	747,502
†MarineMax, Inc.	1,791	38,506
Monro, Inc.	2,081	30,112
Murphy USA, Inc.	1,030	483,904
†National Vision Holdings, Inc.	3,754	47,976
†ODP Corp.	1,511	21,653
†OneWater Marine, Inc. Class A	769	12,442
†O'Reilly Automotive, Inc.	331	474,184
Penske Automotive Group, Inc.	2,473	356,063
†Petco Health & Wellness Co., Inc.	3,697	11,276
†PetMed Express, Inc.	1,442	6,042
†Revolve Group, Inc.	1,075	23,102
†RH	781	183,074
Ross Stores, Inc.	8,185	1,045,961
†Sally Beauty Holdings, Inc.	4,190	37,836
Shoe Carnival, Inc.	2,018	44,376
Signet Jewelers Ltd.	1,926	111,824
†Sleep Number Corp.	1,810	11,475
Sonic Automotive, Inc. Class A	1,581	90,054
†Sportsman's Warehouse Holdings, Inc.	1,747	1,737
†Stitch Fix, Inc. Class A	990	3,218
†Tile Shop Holdings, Inc.	4,218	27,333
†Tilly's, Inc. Class A	2,120	4,664
TJX Cos., Inc.	18,956	2,308,841
Tractor Supply Co.	12,920	711,892
†Ulta Beauty, Inc.	2,108	772,666
Upbound Group, Inc.	3,348	80,218
LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Urban Outfitters, Inc.	6,503	$340,757
†Valvoline, Inc.	6,336	220,556
†Victoria's Secret & Co.	3,220	59,828
†Warby Parker, Inc. Class A	1,875	34,181
Williams-Sonoma, Inc.	3,073	485,841
Winmark Corp.	151	47,998
†Zumiez, Inc.	1,585	23,601
		20,612,851
Technology Hardware, Storage & Peripherals–5.49%
Apple, Inc.	196,422	43,631,219
†Corsair Gaming, Inc.	5,089	45,089
†CPI Card Group, Inc.	137	3,996
Dell Technologies, Inc. Class C	2,092	190,686
†Diebold Nixdorf, Inc.	1,512	66,105
Hewlett Packard Enterprise Co.	33,041	509,823
HP, Inc.	15,313	424,017
NetApp, Inc.	5,766	506,485
†One Stop Systems, Inc.	2,641	6,127
†Pure Storage, Inc. Class A	2,475	109,568
†Sandisk Corp.	2,861	136,212
Seagate Technology Holdings PLC	3,357	285,177
†Turtle Beach Corp.	601	8,576
†Western Digital Corp.	8,583	347,011
Xerox Holdings Corp.	13,402	64,732
		46,334,823
Textiles, Apparel & Luxury Goods–0.68%
†Allbirds, Inc. Class A	103	663
†Capri Holdings Ltd.	4,553	89,831
Carter's, Inc.	1,451	59,346
Columbia Sportswear Co.	3,386	256,286
†Crocs, Inc.	2,725	289,395
†Culp, Inc.	857	4,285
†Deckers Outdoor Corp.	4,185	467,925
†Figs, Inc. Class A	10,968	50,343
†Fossil Group, Inc.	4,356	5,009
†G-III Apparel Group Ltd.	1,942	53,114
†Hanesbrands, Inc.	26,411	152,392
Kontoor Brands, Inc.	2,536	162,634
Lakeland Industries, Inc.	306	6,215
Levi Strauss & Co. Class A	3,482	54,284
†Lululemon Athletica, Inc.	2,080	588,765
Movado Group, Inc.	1,488	24,879
NIKE, Inc. Class B	18,274	1,160,034
Oxford Industries, Inc.	824	48,344
PVH Corp.	2,550	164,832
Ralph Lauren Corp.	1,882	415,433
Rocky Brands, Inc.	542	9,415
†Skechers USA, Inc. Class A	5,696	323,419
Steven Madden Ltd.	4,035	107,492
Superior Group of Cos., Inc.	478	5,229
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	12,730	$896,319
†Under Armour, Inc. Class A	17,063	104,056
†Unifi, Inc.	1,589	7,643
†Vera Bradley, Inc.	4,817	10,838
VF Corp.	12,868	199,711
Wolverine World Wide, Inc.	2,673	37,181
		5,755,312
Tobacco–0.25%
Altria Group, Inc.	9,836	590,357
Philip Morris International, Inc.	8,647	1,372,538
Turning Point Brands, Inc.	703	41,786
Universal Corp.	1,492	83,627
		2,088,308
Trading Companies & Distributors–1.17%
Air Lease Corp.	7,484	361,552
Alta Equipment Group, Inc.	1,479	6,937
Applied Industrial Technologies, Inc.	1,951	439,638
†Beacon Roofing Supply, Inc.	4,500	556,650
†BlueLinx Holdings, Inc.	383	28,717
Boise Cascade Co.	2,267	222,370
†Core & Main, Inc. Class A	4,834	233,531
†Custom Truck One Source, Inc.	7,065	29,814
†Distribution Solutions Group, Inc.	1,378	38,584
†DNOW, Inc.	6,498	110,986
†DXP Enterprises, Inc.	1,112	91,473
EVI Industries, Inc.	812	13,625
Fastenal Co.	11,435	886,784
Ferguson Enterprises, Inc.	6,842	1,096,294
GATX Corp.	2,433	377,772
Global Industrial Co.	2,361	52,886
†GMS, Inc.	2,996	219,217
H&E Equipment Services, Inc.	2,029	192,329
Herc Holdings, Inc.	1,751	235,107
†Hudson Technologies, Inc.	2,788	17,202
Karat Packaging, Inc.	551	14,646
McGrath RentCorp	1,500	167,100
†MRC Global, Inc.	5,465	62,738
MSC Industrial Direct Co., Inc. Class A	2,560	198,835
Rush Enterprises, Inc. Class A	5,893	318,571
†SiteOne Landscape Supply, Inc.	1,945	236,201
†Titan Machinery, Inc.	1,745	29,735
†Transcat, Inc.	587	43,702
United Rentals, Inc.	2,453	1,537,295
Watsco, Inc.	744	378,175
WESCO International, Inc.	2,642	410,303
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Willis Lease Finance Corp.	616	$97,310
WW Grainger, Inc.	1,192	1,177,493
†Xometry, Inc. Class A	1,572	39,174
		9,922,746
Water Utilities–0.11%
American States Water Co.	1,681	132,261
American Water Works Co., Inc.	3,062	451,706
Artesian Resources Corp. Class A	575	18,774
California Water Service Group	2,184	105,837
Consolidated Water Co. Ltd.	860	21,061
Essential Utilities, Inc.	1,390	54,947
Global Water Resources, Inc.	1,585	16,341
Middlesex Water Co.	668	42,819
†Pure Cycle Corp.	1,628	17,045
SJW Group	1,157	63,276
York Water Co.	500	17,340
		941,407
Wireless Telecommunication Services–0.38%
†Gogo, Inc.	4,647	40,057
Spok Holdings, Inc.	803	13,201
Telephone & Data Systems, Inc.	6,032	233,680
T-Mobile U.S., Inc.	10,268	2,738,578
†U.S. Cellular Corp.	2,733	188,987
		3,214,503
Total Common Stock (Cost $429,819,094)		841,988,327
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
†=ABIOMED, Inc.	626	$639
†=Aduro Biotech, Inc.	227	86
†=Albireo Pharma, Inc.	900	5,229
†=Chinook Therapeutics, Inc.	3,834	1,495
†=Mirati Therapeutics, Inc.	1,120	3,338
†=Poseida Therapeutics, Inc.	2,501	1,250
†=Resolute Forest Products, Inc.	6,285	1,674
†=Spectrum Pharmaceuticals, Inc.	5,260	0
Total Rights (Cost $15,448)		13,711

MONEY MARKET FUND–0.40%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	3,374,123	3,374,123
Total Money Market Fund (Cost $3,374,123)		3,374,123

TOTAL INVESTMENTS–100.09% (Cost $433,208,665)	845,376,161
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(793,775)
NET ASSETS APPLICABLE TO 40,605,715 SHARES OUTSTANDING–100.00%	$844,582,386

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Dimensional U.S. Core Equity 2 Fund–27